UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-02071

Exact name of registrant as specified in charter:	Delaware Group® Income Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2017

Item 1. Reports to Stockholders

Semiannual report

Fixed income mutual funds

Delaware Corporate Bond Fund

Delaware Extended Duration Bond Fund

January 31, 2017

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawareinvestments.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund at delawareinvestments.com/literature.

Manage your investments online

●	24-hour access to your account information
●	Obtain share prices
●	Check your account balance and recent transactions
●	Request statements or literature
●	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Neither Delaware Investments nor its affiliates referred to in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL), a subsidiary of Macquarie Group Limited and an affiliate of Delaware Investments. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Funds are governed by U.S. laws and regulations.

Unless otherwise noted, views expressed herein are current as of Jan. 31, 2017, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Funds’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2017 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period from August 1, 2016 to January 31, 2017 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Aug. 1, 2016 to Jan. 31, 2017.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses
For the six-month period from August 1, 2016 to January 31, 2017 (Unaudited)

Delaware Corporate Bond Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 8/1/16	Ending Account Value 1/31/17	Annualized Expense Ratio	Expenses Paid During Period 8/1/16 to 1/31/17*

Actual Fund return†
Class A	$1,000.00	$978.00	0.94%	$4.69
Class C	1,000.00	974.30	1.69%	8.41
Class R	1,000.00	978.50	1.19%	5.93
Institutional Class	1,000.00	979.30	0.69%	3.44

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.47	0.94%	$4.79
Class C	1,000.00	1,016.69	1.69%	8.59
Class R	1,000.00	1,019.21	1.19%	6.06
Institutional Class	1,000.00	1,021.73	0.69%	3.52

Delaware Extended Duration Bond Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 8/1/16	Ending Account Value 1/31/17	Annualized Expense Ratio	Expenses Paid During Period 8/1/16 to 1/31/17*

Actual Fund return†
Class A	$1,000.00	$941.30	0.96%	$4.70
Class C	1,000.00	937.60	1.71%	8.35
Class R	1,000.00	940.10	1.21%	5.92
Institutional Class	1,000.00	943.70	0.71%	3.48
Class R6	1,000.00	942.70	0.63%	3.08

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.37	0.96%	$4.89
Class C	1,000.00	1,016.59	1.71%	8.69
Class R	1,000.00	1,019.11	1.21%	6.16
Institutional Class	1,000.00	1,021.63	0.71%	3.62
Class R6	1,000.00	1,022.03	0.63%	3.21

* “Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

† Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

2

Security type / sector allocations
Delaware Corporate Bond Fund	As of January 31, 2017 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets
Convertible Bonds	0.82%
Corporate Bonds	90.34%
Banking	21.68%
Basic Industry	5.46%
Brokerage	1.92%
Capital Goods	2.45%
Communications	14.13%
Consumer Cyclical	2.31%
Consumer Non-Cyclical	5.76%
Electric	7.53%
Energy	10.12%
Finance Companies	4.92%
Insurance	2.15%
Real Estate Investment Trusts	3.36%
Technology	5.29%
Transportation	3.26%
Municipal Bonds	0.83%
Loan Agreements	1.05%
Preferred Stock	2.41%
Short-Term Investments	6.57%
Total Value of Securities	102.02%
Liabilities Net of Receivables and Other Assets	(2.02%)
Total Net Assets	100.00%

3

Security type / sector allocations
Delaware Extended Duration Bond Fund	As of January 31, 2017 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets
Corporate Bonds	87.46%
Banking	16.37%
Basic Industry	3.67%
Brokerage	2.27%
Capital Goods	2.71%
Communications.	8.59%
Consumer Cyclical	4.75%
Consumer Non-Cyclical	10.95%
Electric	11.98%
Energy	10.28%
Finance Companies	0.48%
Insurance	6.24%
Natural Gas	1.31%
Real Estate Investment Trusts	0.16%
Technology	5.14%
Transportation	2.56%
Municipal Bonds	3.01%
U.S. Treasury Obligations	4.22%
Preferred Stock	2.02%
Short-Term Investments	1.92%
Total Value of Securities	98.63%
Receivables and Other Assets Net of Liabilities	1.37%
Total Net Assets	100.00%

4

Schedules of investments
Delaware Corporate Bond Fund	January 31, 2017 (Unaudited)

	Principal amount°	Value (U.S. $)

Convertible Bonds – 0.82%

Clearwire Communications 144A 8.25% exercise price $7.08, maturity date 12/1/40 #	5,502,000	$5,756,468
Meritor 4.00% exercise price $26.73, maturity date 2/15/27 f	2,603,000	2,692,478

Total Convertible Bonds (cost $8,118,344)		8,448,946

Corporate Bonds – 90.34%

Banking – 21.68%
Ally Financial 8.00% 11/1/31	1,840,000	2,194,200
Bank of America
4.183% 11/25/27	1,835,000	1,824,572
4.443% 1/20/48 ●	6,100,000	6,101,653
4.45% 3/3/26	5,095,000	5,209,128
Bank of New York Mellon
3.442% 2/7/28 ●	7,060,000	7,060,000
4.625% 12/29/49 ●	5,430,000	5,173,704
Barclays
3.20% 8/10/21	6,570,000	6,538,221
4.337% 1/10/28	2,285,000	2,280,190
4.95% 1/10/47	3,145,000	3,147,887
Citizens Financial Group 4.30% 12/3/25	6,955,000	7,073,256
Compass Bank 3.875% 4/10/25	7,970,000	7,643,915
Cooperatieve Rabobank 3.75% 7/21/26	2,490,000	2,428,930
Credit Suisse Group
144A 4.282% 1/9/28 #	2,145,000	2,131,772
144A 6.25% 12/29/49 #●	3,865,000	3,823,451
Credit Suisse Group Funding Guernsey 4.55% 4/17/26	11,330,000	11,651,761
Fifth Third Bank 3.85% 3/15/26	7,115,000	7,157,469
Goldman Sachs Group
3.50% 11/16/26	2,515,000	2,454,836
5.15% 5/22/45	5,730,000	5,949,998
HSBC Holdings
2.65% 1/5/22	3,235,000	3,168,420
4.375% 11/23/26	2,495,000	2,513,074
JPMorgan Chase & Co.
4.25% 10/1/27	4,875,000	4,980,919
6.75% 8/29/49 ●	4,000,000	4,382,640
KeyBank 3.40% 5/20/26	10,610,000	10,337,981
KeyCorp 5.00% 12/29/49 ●	2,185,000	2,083,944
Lloyds Banking Group
3.00% 1/11/22	3,105,000	3,097,098
3.75% 1/11/27	6,380,000	6,284,115
7.50% 4/30/49 ●	1,145,000	1,190,560

5

Schedules of investments
Delaware Corporate Bond Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Banking (continued)
Morgan Stanley
2.443% 10/24/23 ●	5,840,000	$5,917,240
3.95% 4/23/27	1,705,000	1,669,787
4.375% 1/22/47	8,435,000	8,385,436
Nationwide Building Society 144A 4.00% 9/14/26 #	7,610,000	7,253,266
PNC Financial Services Group 5.00% 12/29/49 ●	4,560,000	4,503,000
Popular 7.00% 7/1/19	4,475,000	4,698,750
Royal Bank of Scotland Group
3.875% 9/12/23	5,195,000	5,055,047
8.625% 12/29/49 ●	4,550,000	4,709,250
Santander UK Group Holdings
3.125% 1/8/21	2,595,000	2,603,584
3.571% 1/10/23	2,485,000	2,491,180
SunTrust Banks 2.70% 1/27/22	6,345,000	6,322,329
SVB Financial Group 3.50% 1/29/25	655,000	632,497
Toronto-Dominion Bank 3.625% 9/15/31 ●	3,850,000	3,757,177
UBS 7.625% 8/17/22	7,555,000	8,608,923
UBS Group Funding Jersey
144A 2.65% 2/1/22 #	2,750,000	2,671,864
144A 3.00% 4/15/21 #	200,000	199,670
144A 4.125% 4/15/26 #	1,430,000	1,447,892
USB Capital IX 3.50% 10/29/49 ●	3,207,000	2,661,810
Wells Fargo & Co.
2.269% 10/31/23 ●	5,715,000	5,781,180
3.069% 1/24/23	2,370,000	2,368,545
4.75% 12/7/46	1,045,000	1,067,715
Wells Fargo Capital X 5.95% 12/15/36	5,645,000	5,976,644
Westpac Banking 4.322% 11/23/31 ●	3,470,000	3,458,382
Zions Bancorporation 4.50% 6/13/23	4,100,000	4,205,620

		224,330,482

Basic Industry – 5.46%
BHP Billiton Finance USA 144A 6.25% 10/19/75 #●	9,455,000	10,414,683
CF Industries
144A 3.40% 12/1/21 #	1,415,000	1,413,268
144A 4.50% 12/1/26 #	3,275,000	3,285,064
Dow Chemical 8.55% 5/15/19	4,420,000	5,055,348
Eastman Chemical 4.65% 10/15/44	4,525,000	4,574,078
Georgia-Pacific 8.00% 1/15/24	8,345,000	10,598,434
INVISTA Finance 144A 4.25% 10/15/19 #	4,580,000	4,626,433
Mexichem 144A 5.875% 9/17/44 #	3,595,000	3,262,391
Novelis
144A 5.875% 9/30/26 #	870,000	888,488

6

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Basic Industry (continued)
Novelis
144A 6.25% 8/15/24 #	2,180,000	$2,308,075
Potash Corp. of Saskatchewan 4.00% 12/15/26	6,345,000	6,386,661
Steel Dynamics 144A 5.00% 12/15/26 #	975,000	994,500
Vale Overseas 6.25% 8/10/26	2,445,000	2,634,488

		56,441,911

Brokerage – 1.92%
Affiliated Managers Group 3.50% 8/1/25	4,135,000	3,964,270
E*TRADE Financial 5.875% 12/29/49 ●	4,565,000	4,582,803
Jefferies Group
5.125% 1/20/23	255,000	268,702
6.45% 6/8/27	5,627,000	6,236,556
6.50% 1/20/43	1,575,000	1,615,596
Lazard Group
3.625% 3/1/27	2,260,000	2,187,847
3.75% 2/13/25	1,075,000	1,062,015

		19,917,789

Capital Goods – 2.45%
Ardagh Packaging Finance 144A 4.625% 5/15/23 #	2,900,000	2,939,875
Crown Americas 144A 4.25% 9/30/26 #	3,072,000	2,941,440
Fortune Brands Home & Security 3.00% 6/15/20	2,865,000	2,892,762
LafargeHolcim Finance U.S.
144A 3.50% 9/22/26 #	3,650,000	3,547,800
144A 4.75% 9/22/46 #	4,580,000	4,535,299
Reynolds Group Issuer 144A 5.125% 7/15/23 #	2,815,000	2,888,894
Roper Technologies 2.80% 12/15/21	2,205,000	2,205,668
United Technologies 3.75% 11/1/46	3,625,000	3,414,123

		25,365,861

Communications – 14.13%
21st Century Fox America 4.95% 10/15/45	4,300,000	4,360,480
Altice Luxembourg 144A 7.75% 5/15/22 #	2,270,000	2,414,713
American Tower
2.80% 6/1/20	4,730,000	4,741,778
4.00% 6/1/25	9,130,000	9,162,768
AT&T
3.20% 3/1/22	205,000	204,844
4.35% 6/15/45	2,800,000	2,412,986
4.50% 3/9/48	9,635,000	8,443,902
5.25% 3/1/37	3,865,000	3,846,796
CCO Holdings
144A 5.50% 5/1/26 #	2,565,000	2,693,250
144A 5.875% 4/1/24 #	335,000	359,184

7

Schedules of investments
Delaware Corporate Bond Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Communications (continued)
Charter Communications Operating 4.908% 7/23/25	7,240,000	$7,604,237
Comcast 3.00% 2/1/24	5,065,000	5,014,902
Crown Castle International
4.00% 3/1/27	2,165,000	2,164,911
5.25% 1/15/23	4,295,000	4,681,765
Crown Castle Towers 144A 3.663% 5/15/25 #	7,035,000	7,027,121
CSC Holdings 144A 6.625% 10/15/25 #	2,125,000	2,324,219
Deutsche Telekom International Finance 144A
3.60% 1/19/27 #	7,500,000	7,424,723
DISH DBS 7.75% 7/1/26	2,720,000	3,045,557
Gray Television 144A 5.875% 7/15/26 #	2,645,000	2,635,081
Grupo Televisa 5.00% 5/13/45	4,770,000	4,100,166
GTP Acquisition Partners I 144A 2.35% 6/15/20 #	2,130,000	2,095,813
Historic TW 6.875% 6/15/18	5,285,000	5,650,526
Level 3 Financing 144A 5.25% 3/15/26 #	3,505,000	3,500,619
Nielsen Luxembourg 144A 5.00% 2/1/25 #	1,875,000	1,865,625
Radiate Holdco 144A 6.625% 2/15/25 #	1,495,000	1,495,000
SBA Tower Trust
144A 2.24% 4/16/18 #	4,945,000	4,954,792
144A 2.898% 10/15/19 #	3,005,000	3,025,738
SFR Group 144A 6.00% 5/15/22 #	1,270,000	1,311,275
Sirius XM Radio 144A 5.375% 4/15/25 #	2,455,000	2,513,306
Sky 144A 3.75% 9/16/24 #	4,260,000	4,260,716
Sprint Spectrum 144A 3.36% 9/20/21 #	4,875,000	4,893,281
Time Warner Cable 7.30% 7/1/38	8,915,000	10,946,702
T-Mobile USA
6.00% 4/15/24	950,000	1,016,500
6.50% 1/15/26	1,885,000	2,078,684
UPCB Finance IV 144A 5.375% 1/15/25 #	1,600,000	1,632,000
Verizon Communications 4.522% 9/15/48	4,390,000	3,981,269
Viacom 3.45% 10/4/26	2,745,000	2,552,916
WPP Finance 2010 5.625% 11/15/43	3,446,000	3,723,258

		146,161,403

Consumer Cyclical – 2.31%
Adient Global Holdings 144A 4.875% 8/15/26 #	1,500,000	1,476,570
Boyd Gaming 144A 6.375% 4/1/26 #	2,100,000	2,262,750
General Motors Financial
3.45% 1/14/22	4,910,000	4,910,530
3.45% 4/10/22	4,155,000	4,152,345
5.25% 3/1/26	3,445,000	3,649,099
GEO Group 6.00% 4/15/26	2,500,000	2,531,250
Live Nation Entertainment 144A 4.875% 11/1/24 #	2,103,000	2,108,258

8

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Consumer Cyclical (continued)
ServiceMaster 144A 5.125% 11/15/24 #	2,795,000	$2,836,925

		23,927,727

Consumer Non-Cyclical – 5.76%
Albertsons 144A 5.75% 3/15/25 #	2,840,000	2,829,350
Altria Group 3.875% 9/16/46	4,920,000	4,521,244
Anheuser-Busch InBev Finance 3.65% 2/1/26	4,865,000	4,906,080
Becle 144A 3.75% 5/13/25 #	8,965,000	8,604,996
Biogen 5.20% 9/15/45	5,330,000	5,720,449
BRF 144A 4.35% 9/29/26 #	2,950,000	2,791,437
Gilead Sciences 4.15% 3/1/47	6,230,000	5,846,338
HealthSouth 5.75% 11/1/24	2,405,000	2,453,100
Kroger 4.45% 2/1/47	3,510,000	3,438,206
Lamb Weston Holdings
144A 4.625% 11/1/24 #	1,120,000	1,125,600
144A 4.875% 11/1/26 #	1,705,000	1,711,394
Molson Coors Brewing 3.00% 7/15/26	3,180,000	2,997,134
Mylan 144A 3.95% 6/15/26 #	5,040,000	4,779,649
Sigma Alimentos 144A 4.125% 5/2/26 #	3,325,000	3,135,475
Tenet Healthcare 6.75% 6/15/23	2,700,000	2,558,250
Universal Health Services 144A 4.75% 8/1/22 #	2,170,000	2,194,413

		59,613,115

Electric – 7.53%
Ameren Illinois 9.75% 11/15/18	6,971,000	7,932,782
Cleveland Electric Illuminating 5.50% 8/15/24	3,360,000	3,849,149
ComEd Financing III 6.35% 3/15/33	7,500,000	7,900,590
Dynegy 7.625% 11/1/24	1,654,000	1,583,705
Emera 6.75% 6/15/76 ●	5,975,000	6,542,625
Emera U.S. Finance 4.75% 6/15/46	2,910,000	2,969,160
Enel 144A 8.75% 9/24/73 #●	4,125,000	4,712,813
Enel Americas 4.00% 10/25/26	1,555,000	1,517,680
Entergy 4.00% 7/15/22	1,620,000	1,697,177
Entergy Louisiana 3.78% 4/1/25	4,430,000	4,583,176
Fortis 144A 3.055% 10/4/26 #	7,335,000	6,848,301
Kansas City Power & Light 3.65% 8/15/25	10,115,000	10,205,175
National Rural Utilities Cooperative Finance 5.25% 4/20/46 ●	1,790,000	1,864,494
NV Energy 6.25% 11/15/20	4,475,000	5,066,201
Pennsylvania Electric 5.20% 4/1/20	8,131,000	8,699,406
Trans-Allegheny Interstate Line 144A 3.85% 6/1/25 #	1,880,000	1,919,533

		77,891,967

Energy – 10.12%
Anadarko Petroleum 6.60% 3/15/46	8,260,000	10,391,047

9

Schedules of investments
Delaware Corporate Bond Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Energy (continued)
BP Capital Markets 3.216% 11/28/23	6,620,000	$6,651,438
ConocoPhillips
4.95% 3/15/26	5,560,000	6,116,017
5.95% 3/15/46	2,400,000	2,954,090
Enbridge
4.25% 12/1/26	1,955,000	2,015,640
6.00% 1/15/77 ●	3,190,000	3,237,850
Energy Transfer Partners
4.20% 4/15/27	2,680,000	2,664,392
5.30% 4/15/47	75,000	74,100
6.125% 12/15/45	5,480,000	5,996,413
EnLink Midstream Partners 4.85% 7/15/26	2,555,000	2,632,879
Kinder Morgan Energy Partners 9.00% 2/1/19	3,600,000	4,070,650
MPLX 4.875% 6/1/25	2,955,000	3,108,471
Newfield Exploration 5.75% 1/30/22	1,085,000	1,160,950
Noble Energy
4.15% 12/15/21	3,440,000	3,613,541
5.05% 11/15/44	2,040,000	2,092,746
5.625% 5/1/21	1,520,000	1,578,611
Petroleos Mexicanos
144A 5.375% 3/13/22 #	1,595,000	1,629,691
6.75% 9/21/47	1,765,000	1,670,043
Plains All American Pipeline 4.50% 12/15/26	8,440,000	8,556,843
Regency Energy Partners 5.00% 10/1/22	3,920,000	4,222,181
Shell International Finance
2.875% 5/10/26	2,545,000	2,445,114
4.00% 5/10/46	3,525,000	3,397,469
Transcanada Trust 5.875% 8/15/76 ●	3,645,000	3,863,700
Western Gas Partners 5.45% 4/1/44	1,545,000	1,616,167
Williams Partners 7.25% 2/1/17	8,087,000	8,087,000
Woodside Finance
144A 3.65% 3/5/25 #	2,055,000	2,016,126
144A 8.75% 3/1/19 #	7,800,000	8,790,428

		104,653,597

Finance Companies – 4.92%
AerCap Global Aviation Trust 144A 6.50% 6/15/45 #●	6,245,000	6,463,575
AerCap Ireland Capital
3.50% 5/26/22	585,000	585,801
3.95% 2/1/22	7,340,000	7,492,085
4.625% 10/30/20	3,095,000	3,263,213
Air Lease 3.00% 9/15/23	4,000,000	3,886,004
Aviation Capital Group 144A 2.875% 1/20/22 #	8,285,000	8,222,307

10

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Finance Companies (continued)
Depository Trust & Clearing 144A 4.875% 12/29/49 #●	6,000,000	$6,150,000
Equate Petrochemical 144A 3.00% 3/3/22 #	2,840,000	2,760,284
Park Aerospace Holdings 144A 5.25% 8/15/22 #	1,875,000	1,924,219
Peachtree Corners Funding Trust 144A 3.976% 2/15/25 #	7,495,000	7,394,125
SMBC Aviation Capital Finance 144A 2.65% 7/15/21 #	2,800,000	2,716,389

		50,858,002

Insurance – 2.15%
Highmark 144A 6.125% 5/15/41 #	230,000	213,828
MetLife 5.25% 12/29/49 ●	4,200,000	4,305,000
MetLife Capital Trust X 144A 9.25% 4/8/38 #	2,160,000	2,997,000
Prudential Financial 5.375% 5/15/45 ●	3,370,000	3,479,525
TIAA Asset Management Finance 144A 4.125% 11/1/24 #	6,450,000	6,568,906
XLIT
4.45% 3/31/25	2,380,000	2,382,052
6.50% 12/29/49 ●	2,752,000	2,325,440

		22,271,751

Real Estate Investment Trusts – 3.36%
Corporate Office Properties 5.25% 2/15/24	5,730,000	6,038,108
Education Realty Operating Partnership 4.60% 12/1/24	4,170,000	4,196,012
ESH Hospitality 144A 5.25% 5/1/25 #	3,070,000	3,088,420
Hospitality Properties Trust 4.50% 6/15/23	2,450,000	2,490,035
Host Hotels & Resorts
3.75% 10/15/23	8,645,000	8,612,754
4.50% 2/1/26	750,000	769,957
Lifestorage 3.50% 7/1/26	2,745,000	2,634,807
Regency Centers 3.60% 2/1/27	1,785,000	1,775,059
Trust F/1401 144A 5.25% 1/30/26 #	2,030,000	1,928,500
WP Carey 4.60% 4/1/24	3,120,000	3,194,783

		34,728,435

Technology – 5.29%
Analog Devices 2.50% 12/5/21	685,000	678,682
Apple 3.45% 2/9/45	3,560,000	3,129,222
Broadcom
144A 3.00% 1/15/22 #	3,660,000	3,647,713
144A 3.625% 1/15/24 #	3,985,000	3,981,302
144A 3.875% 1/15/27 #	1,900,000	1,894,053
CDK Global 5.00% 10/15/24	3,160,000	3,163,950
Diamond 1 Finance
144A 6.02% 6/15/26 #	3,715,000	4,017,839
144A 8.10% 7/15/36 #	2,750,000	3,329,917
First Data 144A 7.00% 12/1/23 #	3,160,000	3,357,500

11

Schedules of investments
Delaware Corporate Bond Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Technology (continued)
Microsoft
2.40% 2/6/22	1,040,000	$1,040,288
2.875% 2/6/24	1,140,000	1,138,274
4.10% 2/6/37	3,970,000	4,030,848
4.25% 2/6/47	3,970,000	4,017,410
4.50% 2/6/57	2,385,000	2,423,162
MSCI 144A 4.75% 8/1/26 #	2,830,000	2,822,925
National Semiconductor 6.60% 6/15/17	6,644,000	6,779,292
NXP
144A 4.125% 6/1/21 #	1,200,000	1,241,880
144A 4.625% 6/1/23 #	2,765,000	2,930,900
Tech Data 3.70% 2/15/22	1,060,000	1,058,051

		54,683,208

Transportation – 3.26%
Air Canada 2015-1 Class A Pass Through Trust 144A 3.60% 3/15/27 #◆	2,482,230	2,460,510
American Airlines 2014-1 Class A Pass Through Trust 3.70% 10/1/26 ◆	1,792,922	1,797,404
American Airlines 2015-1 Class A Pass Through Trust 3.375% 5/1/27 ◆	3,033,925	2,984,624
American Airlines 2015-2 Class AA Pass Through Trust 3.60% 9/22/27 ◆	1,381,530	1,390,165
American Airlines 2016-1 Class AA Pass Through Trust 3.575% 1/15/28 ◆	628,687	631,045
ERAC USA Finance 144A 4.20% 11/1/46 #	2,045,000	1,887,392
Penske Truck Leasing
144A 3.30% 4/1/21 #	4,400,000	4,459,673
144A 3.375% 2/1/22 #	3,135,000	3,170,683
144A 3.40% 11/15/26 #	2,905,000	2,789,021
Transurban Finance 144A 3.375% 3/22/27 #	1,675,000	1,592,754
TTX 144A 4.20% 7/1/46 #	5,365,000	5,089,620
United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26 ◆	1,427,735	1,466,998
United Airlines 2014-2 Class A Pass Through Trust 3.75% 9/3/26 ◆	3,660,924	3,715,838
United Airlines 2016-1 Class AA Pass Through Trust 3.10% 7/7/28 ◆	275,000	267,781

		33,703,508

Total Corporate Bonds (cost $932,468,580)		934,548,756

12

	Principal amount°	Value (U.S. $)

Municipal Bonds – 0.83%

Commonwealth of Massachusetts
Series C 5.00% 10/1/25	935,000	$1,137,025
Los Angeles, California Department of Water & Power Revenue (Taxable Build America Bond)
Series D 6.574% 7/1/45	5,365,000	7,464,700

Total Municipal Bonds (cost $6,561,396)		8,601,725

Loan Agreements – 1.05%«

Gardner Denver 1st Lien 4.25% 7/30/20	2,082,861	2,062,685
KIK Custom Products 1st Lien 6.00% 8/26/22	2,961,263	2,994,577
Rite Aid 2nd Lien 5.75% 8/21/20	2,849,000	2,864,581
Solera Tranche B 1st Lien 5.75% 3/3/23	2,937,800	2,972,277

Total Loan Agreements (cost $10,721,906)		10,894,120

	Number of shares

Preferred Stock – 2.41%

Bank of America 6.50% ●	2,610,000	2,802,487
DTE Energy 5.25%	105,000	2,595,600
General Electric 5.00% ●	9,227,000	9,577,627
GMAC Capital Trust I 6.691% ●	50,000	1,285,000
PNC Preferred Funding Trust II 144A 2.186% #●	8,600,000	8,309,750
USB Realty 144A 2.169% #●	400,000	338,000

Total Preferred Stock (cost $24,075,482)		24,908,464

	Principal amount°

Short-Term Investments – 6.57%

Discount Note – 2.44%≠
Federal Home Loan Bank 0.00% 2/1/17	25,222,838	25,222,838

		25,222,838

Repurchase Agreements – 4.13%
Bank of America Merrill Lynch 0.47%, dated 1/31/17, to be repurchased on 2/1/17, repurchase price $18,339,676 (collateralized by U.S. government obligations 3.00% 11/15/44; market value $18,706,226)	18,339,436	18,339,436
Bank of Montreal 0.46%, dated 1/31/17, to be repurchased on 2/1/17, repurchase price $18,339,671 (collateralized by U.S. government obligations 0.00%–2.00% 8/31/20–5/15/40; market value $18,706,231)	18,339,436	18,339,436

13

Schedules of investments
Delaware Corporate Bond Fund

	Principal amount°	Value (U.S. $)

Short-Term Investments (continued)

Repurchase Agreements (continued)
BNP Paribas 0.51%, dated 1/31/17, to be repurchased on 2/1/17, repurchase price $6,113,232 (collateralized by U.S. government obligations 0.00%–3.125% 1/31/23–8/15/45; market value $6,235,408)	6,113,146	$6,113,146

		42,792,018

Total Short-Term Investments (cost $68,014,856)		68,014,856

Total Value of Securities – 102.02% (cost $1,049,960,564)		$1,055,416,867

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Jan. 31, 2017, the aggregate value of Rule 144A securities was $293,279,743, which represents 28.35% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
◆	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
≠	The rate shown is the effective yield at the time of purchase.
«	Loan agreements generally pay interest at rates which are periodically reset by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Loan agreements may be subject to restrictions on resale. Stated rate in effect at Jan. 31, 2017.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
●	Variable rate security. Each rate shown is as of Jan. 31, 2017. Interest rates reset periodically.
f	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Jan. 31, 2017.

14

The following futures contracts were outstanding at Jan. 31, 2017:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
515	U.S. Treasury 10 yr Notes	$63,835,207	$64,101,406	3/23/17	$266,199

The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional values presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 6 in “Notes to financial statements.”

yr – Year

See accompanying notes, which are an integral part of the financial statements.

15

Schedules of investments
Delaware Extended Duration Bond Fund	January 31, 2017 (Unaudited)

	Principal amount°	Value (U.S. $)

Corporate Bonds – 87.46%

Banking – 16.37%
Ally Financial 8.00% 11/1/31	595,000	$709,537
Bank of America
4.443% 1/20/48 ●	5,980,000	5,981,621
4.45% 3/3/26	2,740,000	2,801,376
5.00% 1/21/44	3,380,000	3,680,756
Bank of New York Mellon 4.625% 12/29/49 ●	3,275,000	3,120,420
Barclays 4.95% 1/10/47	8,085,000	8,092,422
Citigroup 4.65% 7/30/45	2,063,000	2,136,484
Citizens Financial Group 4.30% 12/3/25	4,700,000	4,779,914
Credit Suisse Group
144A 4.282% 1/9/28 #	2,225,000	2,211,278
144A 6.25% 12/29/49 #●	2,272,000	2,247,576
Credit Suisse Group Funding Guernsey 4.875% 5/15/45	7,065,000	7,156,690
Fifth Third Bank 3.85% 3/15/26	5,000,000	5,029,845
First Republic Bank 4.375% 8/1/46	3,195,000	2,931,796
Goldman Sachs Group
4.75% 10/21/45	3,585,000	3,730,357
5.15% 5/22/45	4,155,000	4,314,527
HSBC Holdings 4.375% 11/23/26	2,000,000	2,014,488
JPMorgan Chase & Co. 4.25% 10/1/27	4,390,000	4,485,382
KeyBank 6.95% 2/1/28	2,467,000	3,023,609
KeyCorp 5.00% 12/29/49 ●	1,305,000	1,244,644
Morgan Stanley
3.95% 4/23/27	1,450,000	1,420,053
4.375% 1/22/47	8,700,000	8,648,879
PNC Financial Services Group 5.00% 12/29/49 ●	2,705,000	2,671,187
SVB Financial Group 3.50% 1/29/25	2,440,000	2,356,171
Toronto-Dominion Bank 3.625% 9/15/31 ●	2,580,000	2,517,796
UBS 7.625% 8/17/22	4,020,000	4,580,790
US Bancorp
3.10% 4/27/26	2,830,000	2,761,902
5.125% 12/29/49 ●	2,805,000	2,910,187
USB Capital IX 3.50% 10/29/49 ●	810,000	672,300
Wells Fargo & Co. 4.75% 12/7/46	1,250,000	1,277,171
Wells Fargo Capital X 5.95% 12/15/36	3,245,000	3,435,644
Westpac Banking 4.322% 11/23/31 ●	2,060,000	2,053,103

		104,997,905

Basic Industry – 3.67%
Eastman Chemical 4.65% 10/15/44	3,650,000	3,689,588
Georgia-Pacific 8.00% 1/15/24	3,280,000	4,165,712
International Paper
4.40% 8/15/47	3,715,000	3,572,073

16

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Basic Industry (continued)
International Paper
5.15% 5/15/46	2,359,000	$2,498,742
LYB International Finance 4.875% 3/15/44	2,525,000	2,642,885
Mexichem 144A 5.875% 9/17/44 #	1,775,000	1,610,777
Potash Corp of Saskatchewan 5.625% 12/1/40	1,645,000	1,802,431
Westlake Chemical 144A 5.00% 8/15/46 #	3,530,000	3,550,467

		23,532,675

Brokerage – 2.27%
Jefferies Group
6.45% 6/8/27	2,640,000	2,925,983
6.50% 1/20/43	1,985,000	2,036,163
Lazard Group 3.625% 3/1/27	2,920,000	2,826,776
Legg Mason 5.625% 1/15/44	5,000,000	5,027,495
Neuberger Berman Group 144A 4.875% 4/15/45 #	2,140,000	1,709,871

		14,526,288

Capital Goods – 2.71%
Fortive 144A 4.30% 6/15/46 #	3,430,000	3,393,947
LafargeHolcim Finance U.S. 144A 4.75% 9/22/46 #	5,105,000	5,055,175
United Technologies 3.75% 11/1/46	3,375,000	3,178,666
Valmont Industries 5.00% 10/1/44	6,255,000	5,732,363

		17,360,151

Communications – 8.59%
21st Century Fox America 4.95% 10/15/45	6,345,000	6,434,242
American Tower 4.40% 2/15/26	5,375,000	5,529,483
AT&T
4.35% 6/15/45	3,545,000	3,055,014
4.50% 3/9/48	5,540,000	4,855,134
5.25% 3/1/37	1,650,000	1,642,228
Charter Communications Operating 4.908% 7/23/25	4,310,000	4,526,832
Crown Castle International 5.25% 1/15/23	6,319,000	6,888,026
Deutsche Telekom International Finance 8.75% 6/15/30	1,335,000	1,963,653
Grupo Televisa 5.00% 5/13/45	3,785,000	3,253,486
Time Warner Cable 7.30% 7/1/38	7,160,000	8,791,742
Verizon Communications
4.125% 8/15/46	1,905,000	1,647,130
4.522% 9/15/48	2,890,000	2,620,927
WPP Finance 2010 5.625% 11/15/43	3,605,000	3,895,051

		55,102,948

Consumer Cyclical – 4.75%
Ford Motor 5.291% 12/8/46	6,400,000	6,388,339
General Motors 6.75% 4/1/46	6,755,000	7,991,658
Marriott International 4.50% 10/1/34	4,610,000	4,611,411

17

Schedules of investments
Delaware Extended Duration Bond Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Consumer Cyclical (continued)
Mastercard 3.80% 11/21/46	3,845,000	$3,735,925
Walgreens Boots Alliance 4.65% 6/1/46	7,670,000	7,709,493

		30,436,826

Consumer Non-Cyclical – 10.95%
Abbott Laboratories 4.90% 11/30/46	3,020,000	3,054,890
Altria Group 3.875% 9/16/46	6,540,000	6,009,946
Amgen 4.40% 5/1/45	4,850,000	4,625,227
Anheuser-Busch InBev Finance 4.90% 2/1/46	8,910,000	9,578,393
Baxalta 5.25% 6/23/45	4,130,000	4,403,427
Biogen 5.20% 9/15/45	6,845,000	7,346,430
Celgene
4.625% 5/15/44	2,000,000	1,968,888
5.25% 8/15/43	4,315,000	4,551,341
Gilead Sciences 4.15% 3/1/47	4,305,000	4,039,885
Hasbro 5.10% 5/15/44	1,375,000	1,402,070
Kellogg 4.50% 4/1/46	2,865,000	2,806,442
Kroger 4.45% 2/1/47	2,225,000	2,179,490
Molson Coors Brewing 4.20% 7/15/46	3,165,000	2,934,085
Mylan 144A 5.25% 6/15/46 #	3,355,000	3,164,919
Pernod Ricard 144A 5.50% 1/15/42 #	5,215,000	5,818,469
Thermo Fisher Scientific 5.30% 2/1/44	2,365,000	2,658,326
Zoetis 4.70% 2/1/43	3,800,000	3,711,034

		70,253,262

Electric – 11.98%
American Transmission Systems 144A 5.00% 9/1/44 #	5,110,000	5,471,185
Appalachian Power 4.40% 5/15/44	6,950,000	7,118,892
Berkshire Hathaway Energy 4.50% 2/1/45	6,950,000	7,252,839
Black Hills 4.20% 9/15/46	4,850,000	4,669,129
ComEd Financing III 6.35% 3/15/33	4,800,000	5,056,378
Duke Energy
3.75% 9/1/46	3,420,000	3,115,425
4.80% 12/15/45	2,545,000	2,711,395
Emera 6.75% 6/15/76 ●	3,450,000	3,777,750
Emera U.S. Finance 4.75% 6/15/46	3,760,000	3,836,441
Enel Finance International 144A 6.00% 10/7/39 #	4,800,000	5,488,550
Entergy Arkansas 4.95% 12/15/44	2,765,000	2,813,860
Entergy Louisiana 4.95% 1/15/45	125,000	128,518
Fortis 144A 3.055% 10/4/26 #	6,875,000	6,418,823
Indianapolis Power & Light 144A 4.05% 5/1/46 #	5,110,000	4,879,396
Massachusetts Electric 144A 4.004% 8/15/46 #	6,115,000	5,902,632
National Rural Utilities Cooperative Finance 5.25% 4/20/46 ●	935,000	973,912

18

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Electric (continued)
Puget Sound Energy 4.434% 11/15/41	4,870,000	$5,073,741
Tampa Electric 4.20% 5/15/45	2,175,000	2,129,195

		76,818,061

Energy – 10.28%
Anadarko Petroleum 6.60% 3/15/46	5,985,000	7,529,106
BP Capital Markets 3.723% 11/28/28	6,230,000	6,302,891
ConocoPhillips 5.95% 3/15/46	1,565,000	1,926,313
Dominion Gas Holdings 4.60% 12/15/44	1,595,000	1,608,120
Enbridge
4.50% 6/10/44	1,900,000	1,800,106
5.50% 12/1/46	4,370,000	4,741,712
Energy Transfer Partners
5.30% 4/15/47	2,510,000	2,479,893
6.125% 12/15/45	5,020,000	5,493,065
Eni 144A 5.70% 10/1/40 #	3,450,000	3,518,852
Noble Energy
5.05% 11/15/44	3,170,000	3,251,964
5.25% 11/15/43	1,465,000	1,529,784
Petroleos Mexicanos 6.75% 9/21/47	1,595,000	1,509,189
Plains All American Pipeline
4.50% 12/15/26	3,585,000	3,634,631
4.90% 2/15/45	1,660,000	1,555,123
Shell International Finance
4.00% 5/10/46	6,030,000	5,811,841
4.375% 5/11/45	1,010,000	1,029,451
Spectra Energy Partners 4.50% 3/15/45	3,755,000	3,610,132
Transcanada Trust 5.875% 8/15/76 ●	2,190,000	2,321,400
Western Gas Partners 5.45% 4/1/44	920,000	962,378
Woodside Finance 144A 3.70% 9/15/26 #	5,425,000	5,297,594

		65,913,545

Finance Companies – 0.48%
Depository Trust & Clearing 144A 4.875% 12/29/49 #●	3,000,000	3,075,000

		3,075,000

Insurance – 6.24%
Alleghany 4.90% 9/15/44	3,525,000	3,543,143
Allstate 4.20% 12/15/46	6,590,000	6,647,999
Berkshire Hathaway Finance 4.30% 5/15/43	1,800,000	1,856,464
Highmark 144A 6.125% 5/15/41 #	139,000	129,227
Marsh & McLennan 4.35% 1/30/47	3,180,000	3,151,968
MetLife 4.60% 5/13/46	7,990,000	8,372,234
Nationwide Mutual Insurance 144A 4.95% 4/22/44 #	3,200,000	3,298,019
TIAA Asset Management Finance 144A 4.125% 11/1/24 #	2,400,000	2,444,244

19

Schedules of investments
Delaware Extended Duration Bond Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Insurance (continued)
Trinity Acquisition 6.125% 8/15/43	4,570,000	$4,839,822
XLIT
5.50% 3/31/45	4,590,000	4,508,404
6.50% 12/29/49 ●	1,480,000	1,250,600

		40,042,124

Natural Gas – 1.31%
Piedmont Natural Gas 3.64% 11/1/46	6,300,000	5,731,608
Southwest Gas 3.80% 9/29/46	2,850,000	2,646,234

		8,377,842

Real Estate Investment Trusts – 0.16%
DDR 4.25% 2/1/26	1,045,000	1,054,116

		1,054,116

Technology – 5.14%
Apple
3.45% 2/9/45	2,210,000	1,942,579
4.65% 2/23/46	3,890,000	4,104,331
Broadcom 144A 3.875% 1/15/27 #	6,265,000	6,245,391
Diamond 1 Finance 144A 8.10% 7/15/36 #	4,145,000	5,019,093
Microsoft
4.10% 2/6/37	3,090,000	3,137,360
4.25% 2/6/47	3,090,000	3,126,901
4.50% 2/6/57	1,860,000	1,889,762
Oracle 4.00% 7/15/46	8,000,000	7,527,040

		32,992,457

Transportation – 2.56%
CSX 3.80% 11/1/46	1,250,000	1,137,890
ERAC USA Finance 144A 4.20% 11/1/46 #	6,670,000	6,155,943
Penske Truck Leasing 144A 3.40% 11/15/26 #	6,440,000	6,182,889
TTX 144A 4.20% 7/1/46 #	3,070,000	2,912,420

		16,389,142

Total Corporate Bonds (cost $567,177,455)		560,872,342

Municipal Bonds – 3.01%

Chicago, Illinois O’Hare International Airport Revenue
(Taxable Build America Bond) Series B 6.395% 1/1/40	3,800,000	4,996,658
Commonwealth of Massachusetts
Series C 5.00% 10/1/25	560,000	680,999
Long Island, New York Power Authority Electric System Revenue
(Taxable Build America Bond) Series B 5.85% 5/1/41	3,600,000	4,220,496

20

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Los Angeles, California Department of Water & Power Revenue
(Taxable Build America Bond) Series D 6.574% 7/1/45	2,225,000	$3,095,798
Metropolitan Transportation Authority, New York Revenue
(Taxable Build America Bond) Series A2 6.089% 11/15/40	3,205,000	4,068,908
Oregon Department of Transportation Highway User Tax Revenue
(Taxable Build America Bond-Subordinate Lien) Series A 5.834% 11/15/34	1,605,000	2,033,840
Texas Water Development Board
Series A 5.00% 10/15/45	200,000	226,994

Total Municipal Bonds (cost $15,406,383)		19,323,693

U.S. Treasury Obligations – 4.22%

U.S. Treasury Bond
2.875% 11/15/46	24,780,000	23,930,616
U.S. Treasury Note
2.00% 11/15/26	3,260,000	3,132,974

Total U.S. Treasury Obligations (cost $26,969,385)		27,063,590

	Number of shares

Preferred Stock – 2.02%

DTE Energy 5.25%	60,000	1,483,200
General Electric 5.00% ●	4,814,000	4,996,932
Morgan Stanley 5.55% ●	2,280,000	2,342,700
PNC Preferred Funding Trust II 144A 2.186% #●	3,900,000	3,768,375
USB Realty 144A 2.169% #●	400,000	338,000

Total Preferred Stock (cost $11,974,265)		12,929,207

	Principal amount°

Short-Term Investments – 1.92%

Discount Notes – 1.76%≠
Federal Home Loan Bank
0.495% 2/24/17	813,809	813,606
0.505% 3/10/17	705,301	704,939
0.52% 2/10/17	3,125,735	3,125,429
0.52% 2/27/17	4,688,602	4,687,280
0.521% 3/24/17	1,101,979	1,101,198
0.53% 4/25/17	881,626	880,569

		11,313,021

21

Schedules of investments
Delaware Extended Duration Bond Fund

	Principal amount°	Value (U.S. $)

Short-Term Investments (continued)

U.S. Treasury Obligation – 0.16%≠
U.S. Treasury Bill 0.465% 2/9/17	1,017,261	$1,017,156

		1,017,156

Total Short-Term Investments (cost $12,329,526)		12,330,177

Total Value of Securities – 98.63% (cost $633,857,014)		$632,519,009

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Jan. 31, 2017, the aggregate value of Rule 144A securities was $105,308,112, which represents 16.42% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
●	Variable rate security. Each rate shown is as of Jan. 31, 2017. Interest rates reset periodically.

The following futures contracts were outstanding at Jan. 31, 2017:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
163	U.S. Treasury 10 yr Notes	$20,324,524	$20,288,406	3/23/17	$(36,118)

The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 6 in “Notes to financial statements.”

yr – Year

See accompanying notes, which are an integral part of the financial statements.

22

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Statements of assets and liabilities
January 31, 2017 (Unaudited)

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund

Assets:
Investments, at value[1]	$987,402,011	$620,188,832
Short-term investments, at value[2]	68,014,856	12,330,177
Cash collateral due from broker	747,000	237,000
Cash	46,322	1,363,898
Receivable for securities sold	19,327,603	45,543,876
Dividends and interest receivable	10,681,710	7,183,813
Receivable for fund shares sold	1,590,394	662,759
Variation margin due from broker on futures contracts	130,173	40,750
Other assets[3]	438,287	166,247

Total assets	1,088,378,356	687,717,352

Liabilities:
Payable for securities purchased	47,447,419	43,222,373
Payable for fund shares redeemed	3,020,993	1,476,525
Income distribution payable	878,526	581,895
Other accrued expenses	399,401	157,218
Investment management fees payable to affiliates	392,409	287,699
Distribution fees payable to affiliates	208,080	82,967
Audit and tax fee payable	23,969	23,969
Dividend disbursing and transfer agent fees and expenses payable to affiliates	17,323	10,923
Accounting and administration expenses payable to affiliates	4,041	2,548
Trustees’ fees and expenses payable	2,989	1,873
Legal fees payable to affiliates	1,721	1,051
Reports and statements to shareholders expenses payable to affiliates	1,069	663
Bond proceeds payable[3]	1,460,956	554,156

Total liabilities	53,858,896	46,403,860

Total Net Assets	$1,034,519,460	$641,313,492

Net Assets Consist of:
Paid-in capital	$1,080,247,014	$652,693,714
Distributions in excess of net investment income	(1,422,337)	(912,353)
Accumulated net realized loss	(50,027,719)	(9,093,746)
Net unrealized appreciation (depreciation) of investments	5,456,303	(1,338,005)
Net unrealized appreciation (depreciation) of futures contracts	266,199	(36,118)

Total Net Assets	$1,034,519,460	$641,313,492

24

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund

Net Asset Value
Class A:
Net assets	$302,701,967	$229,059,435
Shares of beneficial interest outstanding, unlimited authorization, no par	52,987,722	36,499,124
Net asset value per share	$5.71	$6.28
Sales charge	4.50%	4.50%
Offering price per share, equal to net asset value per share/(1 – sales charge)	$5.98	$6.58

Class C:
Net assets	$153,190,015	$29,588,251
Shares of beneficial interest outstanding, unlimited authorization, no par	26,813,172	4,716,793
Net asset value per share	$5.71	$6.27

Class R:
Net assets	$25,010,678	$20,816,190
Shares of beneficial interest outstanding, unlimited authorization, no par	4,374,437	3,312,212
Net asset value per share	$5.72	$6.28

Institutional Class:
Net assets	$553,616,800	$353,968,106
Shares of beneficial interest outstanding, unlimited authorization, no par	96,915,393	56,495,520
Net asset value per share	$5.71	$6.27

Class R6:
Net assets	$—	$7,881,510
Shares of beneficial interest outstanding, unlimited authorization, no par	—	1,256,939
Net asset value per share	$—	$6.27

[1] Investments, at cost	$981,945,708	$621,527,488
[2] Short-term investments, at cost	68,014,856	12,329,526
[3] See Note 11 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

25

Statements of operations
Six months ended January 31, 2017 (Unaudited)

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund

Investment Income:
Interest	$22,431,317	$14,296,709
Dividends	110,253	39,375

	22,541,570	14,336,084

Expenses:
Management fees	2,663,322	1,781,488
Distribution expenses – Class A	418,635	294,849
Distribution expenses – Class C	834,858	161,034
Distribution expenses – Class R	68,780	59,275
Dividend disbursing and transfer agent fees and expenses	743,057	376,805
Accounting and administration expenses	172,269	103,725
Legal fees	68,103	34,188
Registration fees	55,255	49,508
Reports and statements to shareholders expenses	47,575	27,630
Custodian fees	34,256	13,052
Trustees’ fees and expenses	26,511	15,881
Audit and tax fees	24,495	24,218
Other	26,162	17,423

	5,183,278	2,959,076
Less expenses waived	(61,696)	(93,689)
Less expense paid indirectly	(818)	(392)

Total operating expenses	5,120,764	2,864,995

Net Investment Income	17,420,806	11,471,089

26

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$(65,147)	$(649,744)
Futures contracts	141	(173,500)
Options purchased	(231,985)	(68,765)
Swap contracts	(270,411)	—

Net realized loss	(567,402)	(892,009)

Net change in unrealized appreciation (depreciation) of:
Investments	(41,491,171)	(51,462,641)
Futures contracts	266,199	87,972
Swap contracts	116,763	—

Net change in unrealized appreciation (depreciation)	(41,108,209)	(51,374,669)

Net Realized and Unrealized Loss	(41,675,611)	(52,266,678)

Net Decrease in Net Assets Resulting from Operations	$(24,254,805)	$(40,795,589)

See accompanying notes, which are an integral part of the financial statements.

27

Statements of changes in net assets
Delaware Corporate Bond Fund

	Six months ended 1/31/17 (Unaudited)	Year ended 7/31/16

Increase (Decrease) in Net Assets from Operations:
Net investment income	$17,420,806	$40,889,501
Net realized loss	(567,402)	(32,945,380)
Net change in unrealized appreciation (depreciation)	(41,108,209)	52,320,079

Net increase (decrease) in net assets resulting from operations	(24,254,805)	60,264,200

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(5,720,321)	(13,714,939)
Class C	(2,228,093)	(4,947,954)
Class R	(435,078)	(905,876)
Institutional Class	(10,480,441)	(24,527,878)

Net realized gain:
Class A	—	(72,919)
Class C	—	(32,194)
Class R	—	(4,867)
Institutional Class	—	(110,366)

	(18,863,933)	(44,316,993)

Capital Share Transactions:
Proceeds from shares sold:
Class A	25,799,343	74,940,063
Class C	7,513,501	17,081,334
Class R	3,396,406	10,126,554
Institutional Class	175,847,486	238,689,064

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	5,139,232	12,266,547
Class C	1,913,333	4,326,651
Class R	435,078	910,743
Institutional Class	7,749,081	17,812,496

	227,793,460	376,153,452

28

	Six months ended 1/31/17 (Unaudited)	Year ended 7/31/16

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(67,499,103)	$(181,824,347)
Class C	(22,796,272)	(45,196,503)
Class R	(6,927,204)	(10,714,795)
Institutional Class	(191,264,847)	(504,697,959)

	(288,487,426)	(742,433,604)

Decrease in net assets derived from capital share transactions	(60,693,966)	(366,280,152)

Net Decrease in Net Assets	(103,812,704)	(350,332,945)
Net Assets:
Beginning of period	1,138,332,164	1,488,665,109

End of period	$1,034,519,460	$1,138,332,164

Undistributed (distributions in excess of) net investment income	$(1,422,337)	$20,790

See accompanying notes, which are an integral part of the financial statements.

29

Statements of changes in net assets
Delaware Extended Duration Bond Fund

	Six months ended 1/31/17 (Unaudited)	Year ended 7/31/16

Increase (Decrease) in Net Assets from Operations:
Net investment income	$11,471,089	$22,665,763
Net realized loss	(892,009)	(5,614,639)
Net change in unrealized appreciation (depreciation)	(51,374,669)	54,510,499

Net increase (decrease) in net assets resulting from operations	(40,795,589)	71,561,623

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(4,082,092)	(8,060,146)
Class C	(435,992)	(904,833)
Class R	(378,746)	(836,690)
Institutional Class	(6,735,276)	(12,962,354)
Class R6	(154,810)	(7,913)

Net realized gain:
Class A	—	(349,440)
Class C	—	(52,034)
Class R	—	(39,832)
Institutional Class	—	(530,078)

Return of capital:
Class A	—	(99,043)
Class C	—	(13,876)
Class R	—	(10,648)
Institutional Class	—	(153,033)
Class R6	—	(3,526)

	(11,786,916)	(24,023,446)

30

	Six months ended 1/31/17 (Unaudited)	Year ended 7/31/16

Capital Share Transactions:
Proceeds from shares sold:
Class A	$42,134,359	$66,062,847
Class C	3,733,373	5,838,907
Class R	5,109,415	5,881,821
Institutional Class	94,027,227	104,015,687
Class R6	542,140	8,480,805

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	3,919,779	8,220,984
Class C	397,849	889,878
Class R	378,746	887,170
Institutional Class	6,438,053	13,105,599
Class R6	154,321	4,071

	156,835,262	213,387,769

Cost of shares redeemed:
Class A	(39,631,798)	(94,248,471)
Class C	(5,738,956)	(8,621,363)
Class R	(8,771,738)	(9,120,791)
Institutional Class	(89,597,282)	(113,840,914)
Class R6	(761,646)	(27,699)

	(144,501,420)	(225,859,238)

Increase (decrease) in net assets derived from capital share transactions	12,333,842	(12,471,469)

Net Increase (Decrease) in Net Assets	(40,248,663)	35,066,708
Net Assets:
Beginning of period	681,562,155	646,495,447

End of period	$641,313,492	$681,562,155

Distributions in excess of net investment income	$(912,353)	$(596,526)

See accompanying notes, which are an integral part of the financial statements.

31

Financial highlights

Delaware Corporate Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
1/31/17[1]	Year ended
(Unaudited)	7/31/16	7/31/15	7/31/14	7/31/13	7/31/12

$5.940	$5.810	$6.080	$5.950	$6.260	$6.050

0.092	0.187	0.205	0.227	0.230	0.246
(0.222)	0.145	(0.187)	0.251	(0.099)	0.384

(0.130)	0.332	0.018	0.478	0.131	0.630

(0.100)	(0.201)	(0.228)	(0.252)	(0.252)	(0.284)
—	(0.001)	(0.060)	(0.096)	(0.189)	(0.136)

(0.100)	(0.202)	(0.288)	(0.348)	(0.441)	(0.420)

$5.710	$5.940	$5.810	$6.080	$5.950	$6.260

(2.20% )	5.91%	0.28%	8.33%	2.02%	11.04%

$302,702	$352,477	$442,509	$511,351	$645,585	$638,481
0.94%	0.94%	0.95%	0.94%	0.93%	0.94%
0.95%	0.96%	0.96%	0.96%	0.98%	1.01%
3.16%	3.28%	3.43%	3.81%	3.70%	4.11%
3.15%	3.26%	3.42%	3.79%	3.65%	4.04%
84%	217%	215%	215%	230%	202%

Financial highlights

Delaware Corporate Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
1/31/17[1]	Year ended
(Unaudited)	7/31/16	7/31/15	7/31/14	7/31/13	7/31/12

$5.940	$5.810	$6.080	$5.960	$6.260	$6.050

0.070	0.145	0.161	0.182	0.183	0.202
(0.222)	0.144	(0.188)	0.241	(0.088)	0.383

(0.152)	0.289	(0.027)	0.423	0.095	0.585

(0.078)	(0.158)	(0.183)	(0.207)	(0.206)	(0.239)
—	(0.001)	(0.060)	(0.096)	(0.189)	(0.136)

(0.078)	(0.159)	(0.243)	(0.303)	(0.395)	(0.375)

$5.710	$5.940	$5.810	$6.080	$5.960	$6.260

(2.57% )	5.12%	(0.48% )	7.35%	1.43%	10.21%

$153,190	$173,057	$193,746	$209,893	$273,594	$249,029
1.69%	1.69%	1.70%	1.69%	1.68%	1.69%
1.70%	1.71%	1.71%	1.70%	1.68%	1.71%
2.41%	2.53%	2.68%	3.06%	2.95%	3.36%
2.40%	2.51%	2.67%	3.05%	2.95%	3.34%
84%	217%	215%	215%	230%	202%

35

Financial highlights

Delaware Corporate Bond Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
1/31/17[1]	Year ended
(Unaudited)	7/31/16	7/31/15	7/31/14	7/31/13	7/31/12

$5.940	$5.820	$6.090	$5.960	$6.270	$6.050

0.085	0.173	0.191	0.212	0.214	0.231
(0.212)	0.135	(0.188)	0.251	(0.098)	0.394

(0.127)	0.308	0.003	0.463	0.116	0.625

(0.093)	(0.187)	(0.213)	(0.237)	(0.237)	(0.269)
—	(0.001)	(0.060)	(0.096)	(0.189)	(0.136)

(0.093)	(0.188)	(0.273)	(0.333)	(0.426)	(0.405)

$5.720	$5.940	$5.820	$6.090	$5.960	$6.270

(2.15% )	5.47%	0.03%	8.06%	1.77%	10.94%

$25,010	$29,149	$28,245	$35,142	$37,293	$22,661
1.19%	1.19%	1.20%	1.19%	1.18%	1.19%
1.20%	1.21%	1.21%	1.22%	1.28%	1.31%
2.91%	3.03%	3.18%	3.56%	3.45%	3.86%
2.90%	3.01%	3.17%	3.53%	3.35%	3.74%
84%	217%	215%	215%	230%	202%

37

Financial highlights

Delaware Corporate Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

38

Six months ended
1/31/17[1]	Year ended
(Unaudited)	7/31/16	7/31/15	7/31/14	7/31/13	7/31/12

$5.940	$5.810	$6.080	$5.950	$6.260	$6.050

0.100	0.202	0.218	0.242	0.245	0.261
(0.223)	0.144	(0.186)	0.251	(0.098)	0.384

(0.123)	0.346	0.032	0.493	0.147	0.645

(0.107)	(0.215)	(0.242)	(0.267)	(0.268)	(0.299)
—	(0.001)	(0.060)	(0.096)	(0.189)	(0.136)

(0.107)	(0.216)	(0.302)	(0.363)	(0.457)	(0.435)

$5.710	$5.940	$5.810	$6.080	$5.950	$6.260

(2.07% )	6.18%	0.52%	8.60%	2.28%	11.32%

$553,617	$583,649	$824,165	$468,205	$518,576	$507,190
0.69%	0.69%	0.70%	0.69%	0.68%	0.69%
0.70%	0.71%	0.71%	0.70%	0.68%	0.71%
3.41%	3.53%	3.68%	4.06%	3.95%	4.36%
3.40%	3.51%	3.67%	4.05%	3.95%	4.34%
84%	217%	215%	215%	230%	202%

39

Financial highlights

Delaware Extended Duration Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

40

Six months ended
1/31/17[1]	Year ended
(Unaudited)	7/31/16	7/31/15	7/31/14	7/31/13	7/31/12

$6.790	$6.290	$6.810	$6.280	$7.150	$6.380

0.110	0.226	0.259	0.278	0.280	0.300
(0.507)	0.513	(0.216)	0.542	(0.427)	1.055

(0.397)	0.739	0.043	0.820	(0.147)	1.355

(0.113)	(0.226)	(0.268)	(0.290)	(0.287)	(0.319)
—	(0.010)	(0.295)	—	(0.436)	(0.266)
—	(0.003)	—	—	—	—

(0.113)	(0.239)	(0.563)	(0.290)	(0.723)	(0.585)

$6.280	$6.790	$6.290	$6.810	$6.280	$7.150

(5.87% )	12.14%	0.53%	13.42%	(2.45% )	22.48%

$229,059	$241,190	$244,514	$277,041	$370,553	$402,639
0.96%	0.96%	0.98%	0.96%	0.95%	0.95%
0.99%	1.00%	1.02%	1.01%	1.04%	1.06%
3.37%	3.60%	3.89%	4.35%	4.13%	4.53%
3.34%	3.56%	3.85%	4.30%	4.04%	4.42%
91%	219%	185%	216%	217%	172%

41

Financial highlights

Delaware Extended Duration Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

42

Six months ended
1/31/17[1]	Year ended
(Unaudited)	7/31/16	7/31/15	7/31/14	7/31/13	7/31/12

$6.780	$6.290	$6.810	$6.280	$7.150	$6.380

0.085	0.179	0.208	0.230	0.230	0.251
(0.507)	0.503	(0.216)	0.542	(0.428)	1.055

(0.422)	0.682	(0.008)	0.772	(0.198)	1.306

(0.088)	(0.179)	(0.217)	(0.242)	(0.236)	(0.270)
—	(0.010)	(0.295)	—	(0.436)	(0.266)
—	(0.003)	—	—	—	—

(0.088)	(0.192)	(0.512)	(0.242)	(0.672)	(0.536)

$6.270	$6.780	$6.290	$6.810	$6.280	$7.150

(6.24% )	11.14%	(0.22% )	12.59%	(3.17% )	21.57%

$29,588	$33,777	$33,323	$30,091	$47,326	$62,275
1.71%	1.71%	1.73%	1.71%	1.70%	1.70%
1.74%	1.75%	1.77%	1.75%	1.74%	1.76%
2.62%	2.85%	3.14%	3.60%	3.38%	3.78%
2.59%	2.81%	3.10%	3.56%	3.34%	3.72%
91%	219%	185%	216%	217%	172%

Financial highlights

Delaware Extended Duration Bond Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

44

Six months ended
1/31/17[1]	Year ended
(Unaudited)	7/31/16	7/31/15	7/31/14	7/31/13	7/31/12

$6.800	$6.300	$6.820	$6.290	$7.160	$6.390

0.102	0.211	0.243	0.265	0.263	0.284
(0.517)	0.513	(0.217)	0.539	(0.426)	1.055

(0.415)	0.724	0.026	0.804	(0.163)	1.339

(0.105)	(0.211)	(0.251)	(0.274)	(0.271)	(0.303)
—	(0.010)	(0.295)	—	(0.436)	(0.266)
—	(0.003)	—	—	—	—

(0.105)	(0.224)	(0.546)	(0.274)	(0.707)	(0.569)

$6.280	$6.800	$6.300	$6.820	$6.290	$7.160

(5.99% )	11.84%	0.29%	13.13%	(2.68% )	22.15%

$20,816	$25,965	$26,449	$34,545	$29,423	$20,080
1.21%	1.21%	1.23%	1.21%	1.20%	1.20%
1.24%	1.25%	1.27%	1.27%	1.34%	1.36%
3.12%	3.35%	3.64%	4.10%	3.88%	4.28%
3.09%	3.31%	3.60%	4.04%	3.74%	4.12%
91%	219%	185%	216%	217%	172%

Financial highlights

Delaware Extended Duration Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

46

Six months ended
1/31/17[1]	Year ended
(Unaudited)	7/31/16	7/31/15	7/31/14	7/31/13	7/31/12

$6.780	$6.280	$6.800	$6.270	$7.140	$6.370

0.118	0.241	0.274	0.295	0.297	0.317
(0.507)	0.513	(0.215)	0.541	(0.427)	1.055

(0.389)	0.754	0.059	0.836	(0.130)	1.372

(0.121)	(0.241)	(0.284)	(0.306)	(0.304)	(0.336)
—	(0.010)	(0.295)	—	(0.436)	(0.266)
—	(0.003)	—	—	—	—

(0.121)	(0.254)	(0.579)	(0.306)	(0.740)	(0.602)

$6.270	$6.780	$6.280	$6.800	$6.270	$7.140

(5.63% )	12.26%	0.78%	13.72%	(2.21% )	22.82%

$353,968	$372,052	$342,209	$307,039	$304,299	$344,628
0.71%	0.71%	0.73%	0.71%	0.70%	0.70%
0.74%	0.75%	0.77%	0.75%	0.74%	0.76%
3.62%	3.85%	4.14%	4.60%	4.38%	4.78%
3.59%	3.81%	4.10%	4.56%	4.34%	4.72%
91%	219%	185%	216%	217%	172%

Financial highlights

Delaware Extended Duration Bond Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended	5/02/16[2]
	1/31/17[1]	to
	(Unaudited)	7/31/16
Net asset value, beginning of period	$6.780	$6.380

Income (loss) from investment operations:
Net investment income[3]	0.121	0.229
Net realized and unrealized gain (loss)	(0.508)	0.228

Total from investment operations	(0.387)	0.457

Less dividends and distributions from:
Net investment income	(0.123)	(0.054)
Return of capital	—	(0.003)

Total dividends and distributions	(0.123)	(0.057)

Net asset value, end of period	$6.270	$6.780

Total return[4]	(5.73% )	7.20%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$7,882	$8,578
Ratio of expenses to average net assets	0.63%	0.63%
Ratio of expenses to average net assets prior to fees waived	0.66%	0.65%
Ratio of net investment income to average net assets	3.70%	3.40%
Ratio of net investment income to average net assets prior to fees waived	3.67%	3.38%
Portfolio turnover	91%	219% [5]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during the period shown reflects a waiver by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Portfolio turnover is representative of the Fund for the year ended July 31, 2016.

See accompanying notes, which are an integral part of the financial statements.

48

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

January 31, 2017 (Unaudited)

Delaware Group® Income Funds (Trust) is organized as a Delaware statutory trust and offers four series: Delaware Corporate Bond Fund, Delaware Floating Rate Fund (formerly, Delaware Diversified Floating Rate Fund), Delaware Extended Duration Bond Fund, and Delaware High-Yield Opportunities Fund. These financial statements and the related notes pertain to Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund (each, a Fund or collectively, the Funds). The Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940 (1940 Act), as amended, and offer Class A, Class C, Class R, and Institutional Class, and Delaware Extended Duration Bond Fund also offers Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees. Class R6 commenced operations on May 2, 2016.

The investment objective of the Funds is to seek to provide investors with total return.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

49

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

1. Significant Accounting Policies (continued)

Federal Income Taxes – No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken for all open federal income tax years (July 31, 2013–July 31, 2016) and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Repurchase Agreements – The Funds may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Funds’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Jan. 31, 2017, and matured on the next business day.

Use of Estimates – Each Fund is an investment company, whose financial statements are prepared in conformity with U.S. GAAP. Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Each Fund declares dividends daily from net investment

50

income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended Jan. 31, 2017.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expense paid under this arrangement is included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended Jan. 31, 2017, each Fund earned the following amounts under this agreement:

Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
$818	$392

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated based on each Fund’s average daily net assets as follows:

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
On the first $500 million	0.5000%	0.5500%
On the next $500 million	0.4750%	0.5000%
On the next $1.5 billion	0.4500%	0.4500%
In excess of $2.5 billion	0.4250%	0.4250%

DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse each Fund to the extent necessary to ensure that total annual operating expenses ((excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) (collectively, nonroutine expenses)), do not exceed specified percentages of average daily net assets of each Fund from Aug. 1, 2016 through Jan. 31, 2017* as shown below. For purpose of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Board and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Funds and may only be terminated by agreement of DMC and the Funds.

51

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund (Class A, Class C, Class R, and Institutional Class shares)	Delaware Extended Duration Bond Fund (Class R6 shares)
Operating expense limitation as a percentage of average daily net assets (per annum)	0.69%	0.71%	0.63%

*The aggregate contractual waiver period covering this report is from Nov. 27, 2015 through Nov. 28, 2017. The aggregate contractual waiver period for Delaware Extended Duration Bond Fund, Class R6, is from April 30, 2016 through Nov. 28, 2017.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Funds. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Investments® Family of Funds on a relative net asset value (NAV) basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended Jan. 31, 2017, the Funds were charged for these services as follows:

Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
$25,807	$15,539

DIFSC is also the transfer agent and dividend disbursing agent of the Funds. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% of average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Investments Family of Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended Jan. 31, 2017, each Fund was charged for these services as follows:

Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
$110,885	$66,768

52

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are paid by the Funds and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. Institutional Class and Class R6 shares pay no distribution and service fees.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Funds. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended Jan. 31, 2017, each Fund was charged for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
$11,077	$6,659

For the six months ended Jan. 31, 2017, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
$7,144	$22,051

For the six months ended Jan. 31, 2017, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
Class A	$ 317	$ 22
Class C	1,938	6,162

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

Cross trades for the six months ended Jan. 31, 2017, were executed by the Funds pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common

53

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the procedures adopted by the Board. Pursuant to these procedures, for the six months ended Jan. 31, 2017, the Funds engaged in securities sales, which resulted in the following net realized gains. There were no Rule 17a-7 securities purchases for the six months ended Jan. 31, 2017.

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
Sales	$20,832,148	$17,152,390
Net realized gain	786	639

3. Investments

For the six months ended Jan. 31, 2017, the Funds made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
Purchases other than U.S. government securities	$836,838,571	$403,098,226
Purchases of U.S. government securities	65,814,786	190,242,428
Sales other than U.S. government securities	932,451,929	423,715,445
Sales of U.S. government securities	68,194,677	166,322,450

At Jan. 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Jan. 31, 2017, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for each Fund were as follows:

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
Cost of investments	$1,058,093,211	$634,265,844

Aggregate unrealized appreciation of investments	$16,732,217	$14,832,325
Aggregate unrealized depreciation of investments	(19,408,561)	(16,579,160)

Net unrealized depreciation of investments	$(2,676,344)	$(1,746,835)

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market

54

participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of Jan. 31, 2017:

	Delaware Corporate Bond Fund
Securities	Level 1	Level 2	Total
Corporate Debt	$—	$942,997,702	$942,997,702
Foreign Debt	—	—	—
Municipal Bonds	—	8,601,725	8,601,725
Loan Agreements	—	10,894,120	10,894,120
Preferred Stock[1]	3,880,600	21,027,864	24,908,464
Short-Term Investments	—	68,014,856	68,014,856

Total Value of Securities	$3,880,600	$1,051,536,267	$1,055,416,867

Futures Contracts	$266,199	$—	$266,199

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Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

3. Investments (continued)

	Delaware Extended Duration Bond Fund
Securities	Level 1	Level 2	Total
Corporate Debt	$—	$560,872,342	$560,872,342
Municipal Bonds	—	19,323,693	19,323,693
Preferred Stock[1]	1,483,200	11,446,007	12,929,207
U.S. Treasury Obligations	—	27,063,590	27,063,590
Short-Term Investments	—	12,330,177	12,330,177

Total Value of Securities	$1,483,200	$631,035,809	$632,519,009

Futures Contracts	$(36,118)	$—	$(36,118)

[1]	Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments while Level 2 investments represent investments with observable input or matrix-priced investments. The amounts attributed to Level 1 investments and Level 2 investments represent the following percentages of the total market value of these security types for each Fund:

	Delaware Corporate Bond Fund
	Level 1	Level 2	Total
Preferred Stock	15.58%	84.42%	100.00%

	Delaware Extended Duration Bond Fund
	Level 1	Level 2	Total
Preferred Stock	11.47%	88.53%	100.00%

During the six months ended Jan. 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Funds. Each Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the six months ended Jan. 31, 2017, there were no Level 3 investments.

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4. Capital Shares

Transactions in capital shares were as follows:

	Delaware Corporate Bond Fund		Delaware Extended Duration Bond Fund
	Six months ended 1/31/17	Year ended 7/31/16	Six months ended 1/31/17	Year ended 7/31/16
Shares sold:
Class A	4,415,603	13,130,903	6,538,132	10,458,177
Class C	1,280,901	3,003,061	571,490	916,079
Class R	583,354	1,773,012	782,004	928,514
Institutional Class	30,520,728	41,839,997	14,517,124	16,558,897
Class R6	—	—	85,845	1,268,678

Shares issued upon reinvestment of dividends and distributions:
Class A	886,388	2,149,957	607,825	1,310,984
Class C	330,137	758,010	61,712	142,135
Class R	75,081	159,585	58,757	142,443
Institutional Class	1,336,975	3,121,204	999,426	2,092,804
Class R6	—	—	23,928	606

	39,429,167	65,935,729	24,246,243	33,819,317

Shares redeemed:
Class A	(11,697,563)	(32,022,046)	(6,187,754)	(15,100,859)
Class C	(3,950,538)	(7,933,176)	(895,829)	(1,378,607)
Class R	(1,190,701)	(1,880,417)	(1,349,417)	(1,449,098)
Institutional Class	(33,277,427)	(88,409,759)	(13,935,842)	(18,228,734)
Class R6	—	—	(117,996)	(4,122)

	(50,116,229)	(130,245,398)	(22,486,838)	(36,161,420)

Net increase (decrease)	(10,687,062)	(64,309,669)	1,759,405	(2,342,103)

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Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

4. Capital Shares (continued)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. For the six months ended Jan. 31, 2017 and the year ended July 31, 2016, the Funds had the following exchange transactions. These exchange transactions are included as subscriptions and redemptions in the tables on the previous page, and the “Statements of changes in net assets.”

	Six months ended 1/31/17
	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Value	Institutional Class Shares	Value
Delaware Corporate Bond Fund	328,752	35,328	$2,107,433	364,663	$2,107,433
Delaware Extended Duration Bond Fund	24,023	775	158,882	24,894	158,882

	Year ended 7/31/16
	Exchange Redemptions				Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Value	Class A Shares	Institutional Class Shares	Value
Delaware Corporate Bond Fund	2,576,461	16,485	—	$15,070,249	3,327	2,594,863	$15,070,249
Delaware Extended Duration Bond Fund	19,810	—	2,721	146,180	2,718	19,879	146,180

5. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a 155,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.10%, which was allocated across the Participants on the basis of relative net assets of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 7, 2016.

On Nov. 7, 2016, each Fund, along with the other Participants, entered into an amendment to the agreement for a $155,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement, with the exception of the annual commitment fee. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants on the basis of relative net assets

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of each Participant’s allocation of the entire facility. The line of credit available under the agreement expires on Nov. 6, 2017.

The Funds had no amounts outstanding as of Jan. 31, 2017, or at any time during the period then ended.

6. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Futures Contracts – A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. Each Fund may use futures in the normal course of pursuing its investment objective. Each Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, each Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Funds as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At Jan. 31, 2017 each Fund posted cash as margin for open futures contracts as follows. These amounts are presented as “Cash collateral due from broker” on the “Statements of assets and liabilities.”

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
Cash collateral due from broker	$747,000	$237,000

During the six months ended Jan. 31, 2017, the Funds used futures contracts to hedge the Funds’ existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Options Contracts – During the six months ended Jan. 31, 2017, each Fund entered into options contracts in the normal course of pursuing its investment objective. The Funds may buy or write options contracts for any number of reasons, including without limitation: to manage the Funds’ exposure to changes in securities prices caused by interest rates or market conditions, and foreign currencies; as an efficient means of adjusting the Funds’ overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Funds may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Funds buy an

59

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

6. Derivatives (continued)

option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Funds write an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by each Fund. Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, each Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. There were no transactions in options written during the six months ended Jan. 31, 2017.

During the six months ended Jan. 31, 2017, the Funds used options contracts to manage the Funds’ exposure to changes in securities prices caused by interest rates or market conditions.

Swap Contracts – Each Fund may enter into CDS contracts in the normal course of pursuing its investment objective. Each Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Funds will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC. (S&P) or Baa3 by Moody’s Investors Service, Inc. (Moody’s) or is determined to be of equivalent credit quality by DMC.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Funds in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended Jan. 31, 2017, Delaware Corporate Bond Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the

60

CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for CDS basket trades, as determined by the applicable central counterparty. During the six months ended Jan. 31, 2017, the Funds did not enter into any CDS contracts as a seller of protection.

CDS contracts may involve greater risks than if the Funds had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Funds’ maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended Jan. 31, 2017, Delaware Corporate Bond Fund used CDS contracts to hedge against credit events.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event each Fund terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedules of investments.” No swap contracts were outstanding at Jan. 31, 2017 for the Funds.

Fair values of derivative instruments as of Jan. 31, 2017 were as follows:

Delaware Corporate Bond Fund

Assets Derivatives Fair Value

Statements of Assets and Liabilities Location	Interest Rate Contracts
Variation margin due to brokers on futures contracts*	$266,199

Delaware Extended Duration Bond Fund

Liability Derivatives Fair Value

Statements of Assets and Liabilities Location	Interest Rate Contracts
Variation margin due to broker on futures contracts*	$(36,118)

*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts are opened through Jan. 31, 2017. Only current day variation margin is reported on the Funds’ “Statements of assets and liabilities.”

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Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

6. Derivatives (continued)

The effect of derivative instruments on the “Statements of operations” for the six months ended Jan. 31, 2017 was as follows:

		Delaware Corporate Bond Fund
		Net Realized Gain (Loss) on:
	Futures Contracts	Options Purchased	Swap Contracts	Total
Interest rate contracts	$141	$(231,985)	$ —	$(231,844)
Credit contracts	—	—	(270,411)	(270,411)

Total	$141	$(231,985)	$(270,411)	$(502,255)

	Delaware Corporate Bond Fund

	Net Change in Unrealized Appreciation (Depreciation) of:
	Futures Contracts	Swap Contracts	Total
Interest rate contracts	$266,199	$ —	$266,199
Credit contracts	—	116,763	116,763

Total	$266,199	$116,763	$382,962

	Delaware Extended Duration Bond Fund
	Net Realized Gain (Loss) on:
	Futures Contracts	Options Purchased	Total
Interest rate contracts	$(173,500)	$(68,765)	$(242,265)

Delaware Extended Duration Bond Fund

Net Change in Unrealized Appreciation (Depreciation) of:

Futures Contracts
Interest rate contracts	$87,972

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Derivatives generally. The table below summarizes the average balance of derivative holdings by the Funds during the six months ended Jan. 31, 2017:

	Long Derivative Volume
	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
Futures contracts (average notional value)	$1,872,688	$3,361,005
Options contracts (average notional value)	1,182	350
CDS contracts (average notional value)*	5,296,063	—

	Short Derivative Volume
	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
Futures contracts (average notional value)	$—	$3,505,235

*Long represents buying protection and short represents selling protection.

7. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expanded disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statements of assets and liabilities” and require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarified which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing.

In order to better define its contractual rights and to secure rights that will help each Fund mitigate its counterparty risk, each Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statements of assets and liabilities.”

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Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

7. Offsetting (continued)

At Jan. 31, 2017, the Funds had the following assets and liabilities subject to offsetting provisions:

Master Repurchase Agreements

Delaware Corporate Bond Fund
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Bank of America Merrill Lynch	$18,339,436	$(18,339,436)	$—	$(18,339,436)	$—
Bank of Montreal	18,339,436	(18,339,436)	—	(18,339,436)	—
BNP Paribas	6,113,146	(6,113,146)	—	(6,113,146)	—

Total	$42,792,018	$(42,792,018)	$—	$(42,792,018)	$—

(a)The value of the related collateral received exceeded the value of the repurchase agreements as of Jan. 31, 2017.

(b)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

8. Securities Lending

Each Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities that are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received by each series of the Trust is generally invested in a series of individual separate accounts, each corresponding to a Fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by U.S. Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities.

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In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds or, at the discretion of the lending agent, replace the loaned securities. The Funds continue to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. The Funds have the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Funds receive loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Funds, the security lending agent, and the borrower. The Funds record security lending income net of allocations to the security lending agent and the borrower.

Each Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Fund’s cash collateral account may be less than the amount a Fund would be required to return to the borrowers of the securities and that Fund would be required to make up for this shortfall.

During the six months ended Jan. 31, 2017, the Funds had no securities on loan.

9. Credit and Market Risk

Some countries in which the Funds may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds.

Each Fund invests in high yield fixed income securities, which are securities rated lower than BBB- by S&P and lower than Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Funds will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Funds more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated.

65

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

9. Credit and Market Risk (continued)

Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Funds may involve revolving credit facilities or other standby financing commitments that obligate the Funds to pay additional cash on a certain date or on demand. These commitments may require each Fund to increase its investment in a company at a time when the Funds might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that each Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high-grade debt obligations in an amount sufficient to meet such commitments. As the Funds may be required to rely upon another lending institution to collect and pass on to the Funds amounts payable with respect to the loan and to enforce the Funds’ rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Funds from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Funds.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Funds will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A, promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Funds’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.”

10. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

11. General Motors Corporation Term Loan Litigation

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund received notice of a litigation proceeding related to a General Motors Corporation (G.M.) term loan participation previously held by the Funds in 2009. We believe the matter subject to the litigation notice will likely lead to a

66

recovery from the Funds of certain amounts received by the Funds because a U.S. Court of Appeals has ruled that the Funds and similarly situated investors were unsecured creditors rather than secured lenders of G.M. as a result of an erroneous Uniform Commercial Code filing made by a third party. The Funds received the full principal on the loans in 2009 after the G.M. bankruptcy. However, based upon the court ruling the estate is seeking to recover such amounts arguing that, as unsecured creditors, the Funds should not have received payment in full. Based upon currently available information related to the litigation and the Funds’ potential exposure, the Funds recorded a liability and an asset based on the expected recoveries to unsecured creditors as of Jan. 31, 2017 that resulted in a decrease in the Funds’ NAVs to reflect this likely recovery as follows:

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
Asset	$438,287	$166,247
Liability	1,460,956	554,156

12. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

13. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2017 that would require recognition or disclosure in the Funds’ financial statements.

67

Other Fund information (Unaudited)

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

Board consideration of Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund investment advisory agreements

At a meeting held on Aug. 16–18, 2016 (the “Annual Meeting”), the Board approved the renewal of the Investment Advisory Agreements for Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund (each, a “Fund” and together, the “Funds”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies, and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Management Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent, and quality of services provided to the Funds; the costs of such services to the Funds; economies of scale; and the investment manager’s financial condition and profitability. In addition, in connection with the Annual Meeting, reports were provided to the Trustees in May 2016 and included reports provided by Broadridge Financial Solutions (“Broadridge”). The Broadridge reports compared each Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Broadridge reports with independent legal counsel to the Independent Trustees. In addition to the information noted above, the Board also requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of each Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent, and quality of service. The Board considered the services provided by DMC to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of each Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for each Fund; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex; and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Funds’ investment advisor and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of several industry distinctions during the past several years. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to Fund matters. The Board also noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the same Fund or into additional shares of other Delaware Investments funds, and the privilege to combine

68

holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent, and quality of the overall services provided by DMC.

Investment performance. The Board placed significant emphasis on the investment performance of the Funds in view of the importance of investment performance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Broadridge reports furnished for the Annual Meeting. The Broadridge reports prepared for each Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Broadridge (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for each Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended March 31, 2015. The Board’s objective is that each Fund’s performance for the periods considered be at or above the median of its Performance Universe.

Delaware Corporate Bond Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional BBB-rated corporate debt funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-year period was in the second quartile of its Performance Universe. The report further showed that the Fund’s total return for the 3-, 5-, and 10-year periods was in the first quartile of its Performance Universe. The Board was satisfied with performance.

Delaware Extended Duration Bond Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional BBB-rated corporate debt funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was in the first quartile of its Performance Universe. The Board was very satisfied with performance.

Comparative expenses. The Board considered expense comparison data for the Delaware Investments® Family of Funds. Management provided the Board with information on pricing levels and fee structures for each Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of each Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. Each Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board considered fees paid to DMC for non-management services. The Board’s objective is to limit each Fund’s total expense ratio to be competitive with that of the Expense Group.

69

Other Fund information (Unaudited)
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

Board consideration of Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund investment advisory agreements (continued)

Delaware Corporate Bond Fund – The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the second highest expenses of its Expense Group. The Board noted that the Fund’s management fee and total expenses were not in line with the Board’s objective. In evaluating total expenses, the Board considered fee waivers in place through November 2016 and various initiatives implemented by Management, such as the negotiation of lower fees for fund accounting services, which had created an opportunity for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Delaware Extended Duration Bond Fund – The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the second highest expenses of its Expense Group. The Board noted that the Fund’s management fee and total expenses were not in line with the Board’s objective. In evaluating total expenses, the Board considered fee waivers in place through Nov. 28, 2016 and various initiatives implemented by Management, such as the negotiation of lower fees for fund accounting services, which had created an opportunity for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Management profitability. The Board considered the level of profits realized by DMC in connection with the operation of the Funds. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of DMC, to a certain extent, reflects recent operational cost savings and efficiencies initiated by DMC. The Board considered DMC’s efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC.

Economies of scale. The Trustees considered whether economies of scale are realized by DMC as each Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints, and which applies to most funds in the Delaware Investments Family of Funds complex. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee, than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints are exceeded. The Board noted that the fee under each Fund’s management contract fell within the standard structure. The Board also noted that, as of May 31, 2016, the assets of Delaware Corporate Bond Fund exceeded the second breakpoint level and that the assets of Delaware Extended

70

Duration Bond Fund exceeded the first breakpoint level. The Board believed that, given the extent to which economies of scale might be realized by the advisor and its affiliates, the schedule of fees under the Investment Management Agreement for each Fund provides a sharing of benefits with the Fund and its shareholders.

71

About the organization

Board of trustees

Shawn K. Lytle

President and

Chief Executive Officer

Delaware Investments®

Family of Funds

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Investments

Family of Funds

Private Investor

Rosemont, PA

	Ann D. Borowiec Former Chief Executive Officer Private Wealth Management J.P. Morgan Chase & Co. New York, NY Joseph W. Chow Former Executive Vice President State Street Corporation Boston, MA	John A. Fry President Drexel University Philadelphia, PA Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY

Frances A.

Sevilla-Sacasa

Former Chief Executive

Officer

Banco Itaú

International

Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President and

Treasurer

3M Company

St. Paul, MN

Affiliated officers

David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com/literature.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Forms N-Q are available without charge on the Funds’ website at delawareinvestments.com/literature. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawareinvestments.com/proxy; and (ii) on the SEC’s website at sec.gov.

72

Semiannual report

Fixed income mutual fund

Delaware High-Yield Opportunities Fund

January 31, 2017

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawareinvestments.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware High-Yield Opportunities Fund at delawareinvestments.com/literature.

Manage your investments online

●	24-hour access to your account information

●	Obtain share prices

●	Check your account balance and recent transactions

●	Request statements or literature

●	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment, and funds management services.

Neither Delaware Investments nor its affiliates referred to in this document are authorized deposit-taking institutions for the purpose of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL), a subsidiary of Macquarie Group Limited and an affiliate of Delaware Investments. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by U.S. laws and regulations.

Unless otherwise noted, views expressed herein are current as of Jan. 31, 2017, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2017 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period from August 1, 2016 to January 31, 2017 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Aug. 1, 2016 to Jan. 31, 2017.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses
For the six-month period from August 1, 2016 to January 31, 2017 (Unaudited)

Delaware High-Yield Opportunities Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 8/1/16	Ending Account Value 1/31/17	Annualized Expense Ratio	Expenses Paid During Period 8/1/16 to 1/31/17*

Actual Fund return†
Class A	$1,000.00	$1,050.30	1.05%	$5.43
Class C	1,000.00	1,046.30	1.80%	9.28
Class R	1,000.00	1,048.90	1.30%	6.71
Institutional Class	1,000.00	1,051.60	0.80%	4.14

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.91	1.05%	$5.35
Class C	1,000.00	1,016.13	1.80%	9.15
Class R	1,000.00	1,018.65	1.30%	6.61
Institutional Class	1,000.00	1,021.17	0.80%	4.08

* “Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

† Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

2

Security type / sector allocation
Delaware High-Yield Opportunities Fund	As of January 31, 2017 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Corporate Bonds	91.47%
Automotive	0.86%
Banking	3.72%
Basic Industry	13.65%
Capital Goods	6.62%
Consumer Cyclical	5.98%
Consumer Non-Cyclical	3.76%
Energy	13.29%
Financial Services	1.56%
Healthcare	6.77%
Insurance	1.65%
Media	10.09%
Services	6.04%
Technology & Electronics	5.62%
Telecommunications	7.76%
Transportation	0.55%
Utilities	3.55%
Loan Agreements	6.59%
Common Stock	0.00%
Preferred Stock	1.31%
Short-Term Investments	3.11%
Total Value of Securities	102.48%
Liabilities Net of Receivables and Other Assets	(2.48%)
Total Net Assets	100.00%

3

Schedule of investments
Delaware High-Yield Opportunities Fund	January 31, 2017 (Unaudited)

	Principal amount°	Value (U.S. $)

Corporate Bonds – 91.47%

Automotive – 0.86%
American Tire Distributors 144A 10.25% 3/1/22 #	1,835,000	$1,798,300
Gates Global 144A 6.00% 7/15/22 #	835,000	827,694

		2,625,994

Banking – 3.72%
Ally Financial 5.75% 11/20/25	2,120,000	2,170,732
Credit Suisse Group 144A 6.25% 12/29/49 #●	1,580,000	1,563,015
Lloyds Banking Group 7.50% 4/30/49 ●	1,785,000	1,856,025
Popular 7.00% 7/1/19	2,238,000	2,349,900
Royal Bank of Scotland Group 8.625% 12/29/49 ●	1,655,000	1,712,925
UBS Group 6.875% 12/29/49 ●	1,730,000	1,727,336

		11,379,933

Basic Industry – 13.65%
BMC East 144A 5.50% 10/1/24 #	1,015,000	1,040,071
Boise Cascade 144A 5.625% 9/1/24 #	1,705,000	1,743,363
Builders FirstSource
144A 5.625% 9/1/24 #	855,000	881,719
144A 10.75% 8/15/23 #	2,105,000	2,449,694
Cemex 144A 7.75% 4/16/26 #	1,780,000	1,987,726
Cemex Finance 144A 6.00% 4/1/24 #	895,000	922,700
Cliffs Natural Resources
144A 7.75% 3/31/20 #	398,000	412,177
144A 8.00% 9/30/20 #	385,000	402,325
FMG Resources August 2006 Pty 144A 9.75% 3/1/22 #	300,000	349,500
Freeport-McMoRan
4.55% 11/14/24	1,060,000	999,050
144A 6.875% 2/15/23 #	2,660,000	2,786,350
Grinding Media 144A 7.375% 12/15/23 #	440,000	465,850
Hexion 2 US Finance 144A 10.375% 2/1/22 #	835,000	855,875
Hudbay Minerals
144A 7.25% 1/15/23 #	165,000	175,313
144A 7.625% 1/15/25 #	1,290,000	1,386,750
Joseph T Ryerson & Son 144A 11.00% 5/15/22 #	715,000	798,583
Koppers 144A 6.00% 2/15/25 #	1,585,000	1,644,437
Kraton Polymers 144A 10.50% 4/15/23 #	1,495,000	1,708,037
Lennar 4.75% 5/30/25	830,000	840,375
M/I Homes 6.75% 1/15/21	1,450,000	1,524,414
NCI Building Systems 144A 8.25% 1/15/23 #	1,465,000	1,604,175
New Gold
144A 6.25% 11/15/22 #	615,000	621,150
144A 7.00% 4/15/20 #	770,000	780,106
NOVA Chemicals 144A 5.00% 5/1/25 #	975,000	979,875

4

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Basic Industry (continued)
Novelis
144A 5.875% 9/30/26 #	300,000	$306,375
144A 6.25% 8/15/24 #	1,700,000	1,799,875
PQ 144A 6.75% 11/15/22 #	1,426,000	1,547,210
PulteGroup 5.00% 1/15/27	840,000	828,450
Steel Dynamics 144A 5.00% 12/15/26 #	1,630,000	1,662,600
Summit Materials
6.125% 7/15/23	2,110,000	2,189,125
8.50% 4/15/22	315,000	353,588
Tronox Finance 144A 7.50% 3/15/22 #	1,580,000	1,548,400
US Concrete 6.375% 6/1/24	1,715,000	1,817,900
Vale Overseas
6.25% 8/10/26	1,490,000	1,605,475
6.875% 11/10/39	690,000	713,287

		41,731,900

Capital Goods – 6.62%
Ardagh Packaging Finance
144A 6.00% 2/15/25 #	1,400,000	1,412,250
144A 7.25% 5/15/24 #	2,265,000	2,434,875
BWAY Holding 144A 9.125% 8/15/21 #	2,657,000	2,869,560
Flex Acquisition 144A 6.875% 1/15/25 #	670,000	682,395
Gardner Denver 144A 6.875% 8/15/21 #	2,674,000	2,680,685
KLX 144A 5.875% 12/1/22 #	1,685,000	1,771,356
Reynolds Group Issuer 8.25% 2/15/21	802,827	826,603
Signode Industrial Group 144A 6.375% 5/1/22 #	1,805,000	1,841,100
StandardAero Aviation Holdings 144A 10.00% 7/15/23 #	730,000	775,625
TransDigm 144A 6.375% 6/15/26 #	2,855,000	2,826,450
Zekelman Industries 144A 9.875% 6/15/23 #	1,870,000	2,117,775

		20,238,674

Consumer Cyclical – 5.98%
Boyd Gaming 144A 6.375% 4/1/26 #	2,690,000	2,898,475
Golden Nugget 144A 8.50% 12/1/21 #	500,000	538,750
JC Penney 8.125% 10/1/19	1,700,000	1,805,187
L Brands 6.875% 11/1/35	1,465,000	1,435,700
Landry’s 144A 6.75% 10/15/24 #	1,275,000	1,316,437
Live Nation Entertainment 144A 4.875% 11/1/24 #	1,575,000	1,578,937
MGM Resorts International 4.625% 9/1/26	1,365,000	1,329,169
Mohegan Tribal Gaming Authority 144A 7.875% 10/15/24 #	2,040,000	2,144,550

5

Schedule of investments
Delaware High-Yield Opportunities Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Consumer Cyclical (continued)
Penn National Gaming 144A 5.625% 1/15/27 #	1,555,000	$1,560,862
Penske Automotive Group 5.50% 5/15/26	1,685,000	1,680,787
Scientific Games International 10.00% 12/1/22	1,940,000	1,997,463

		18,286,317

Consumer Non-Cyclical – 3.76%
Albertsons 144A 6.625% 6/15/24 #	1,645,000	1,718,532
Dean Foods 144A 6.50% 3/15/23 #	1,285,000	1,346,037
JBS USA 144A 5.75% 6/15/25 #	1,665,000	1,710,788
Kronos Acquisition Holdings 144A 9.00% 8/15/23 #	1,720,000	1,745,800
Nature’s Bounty 144A 7.625% 5/15/21 #	1,655,000	1,737,750
Post Holdings
144A 5.00% 8/15/26 #	795,000	770,649
144A 8.00% 7/15/25 #	695,000	785,350
Revlon Consumer Products 6.25% 8/1/24	1,630,000	1,691,125

		11,506,031

Energy – 13.29%
Alta Mesa Holdings 144A 7.875% 12/15/24 #	1,600,000	1,728,000
AmeriGas Partners 5.875% 8/20/26	2,155,000	2,246,587
Antero Resources 5.625% 6/1/23	2,402,000	2,462,050
Cheniere Corpus Christi Holdings
144A 5.875% 3/31/25 #	715,000	758,794
144A 7.00% 6/30/24 #	830,000	930,637
Chesapeake Energy 144A 8.00% 1/15/25 #	1,475,000	1,522,937
Energy Transfer Equity 5.50% 6/1/27	985,000	1,024,400
Genesis Energy
6.00% 5/15/23	855,000	882,787
6.75% 8/1/22	1,090,000	1,158,125
Gulfport Energy 144A 6.00% 10/15/24 #	1,680,000	1,719,900
Hilcorp Energy I
144A 5.00% 12/1/24 #	700,000	693,000
144A 5.75% 10/1/25 #	740,000	750,175
Holly Energy Partners 144A 6.00% 8/1/24 #	930,000	978,825
Laredo Petroleum 6.25% 3/15/23	1,650,000	1,734,563
Murphy Oil 6.875% 8/15/24	2,220,000	2,386,500
Murphy Oil USA 6.00% 8/15/23	1,695,000	1,783,987
NuStar Logistics 6.75% 2/1/21	1,630,000	1,772,625
Oasis Petroleum 6.875% 3/15/22	885,000	911,550
QEP Resources 5.25% 5/1/23	2,405,000	2,398,988
Sabine Pass Liquefaction 144A 5.00% 3/15/27 #	650,000	683,313
Southwestern Energy 4.95% 1/23/25	2,545,000	2,564,088
Targa Resources Partners 144A 5.375% 2/1/27 #	1,685,000	1,754,506

6

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Energy (continued)
Targa Resources Partners 6.75% 3/15/24	1,650,000	$1,810,875
Tesoro Logistics 5.25% 1/15/25	1,500,000	1,569,375
Transocean 144A 9.00% 7/15/23 #	1,375,000	1,470,391
Transocean Proteus 144A 6.25% 12/1/24 #	740,000	770,525
WildHorse Resource Development 144A 6.875% 2/1/25 #	1,580,000	1,578,025
WPX Energy 7.50% 8/1/20	525,000	572,250

		40,617,778

Financial Services – 1.56%
AerCap Global Aviation Trust 144A 6.50% 6/15/45 #●	1,630,000	1,687,050
E*TRADE Financial 5.875% 12/29/49 ●	1,595,000	1,601,221
Park Aerospace Holdings 144A 5.50% 2/15/24 #	1,435,000	1,476,256

		4,764,527

Healthcare – 6.77%
Air Medical Group Holdings 144A 6.375% 5/15/23 #	1,900,000	1,833,500
DaVita 5.00% 5/1/25	1,945,000	1,904,875
HCA
5.375% 2/1/25	1,815,000	1,853,569
5.875% 2/15/26	1,020,000	1,063,350
7.58% 9/15/25	690,000	753,825
HealthSouth
5.75% 11/1/24	1,750,000	1,785,000
5.75% 9/15/25	875,000	881,563
Hill-Rom Holdings 144A 5.75% 9/1/23 #	1,730,000	1,803,525
IASIS Healthcare 8.375% 5/15/19	1,228,000	1,181,950
inVentiv Group Holdings 144A 7.50% 10/1/24 #	900,000	947,250
Mallinckrodt International Finance
144A 5.50% 4/15/25 #	285,000	246,881
144A 5.625% 10/15/23 #	1,030,000	917,987
MPH Acquisition Holdings 144A 7.125% 6/1/24 #	2,425,000	2,579,594
Tenet Healthcare 8.125% 4/1/22	1,775,000	1,801,625
Tennessee Merger Sub 144A 6.375% 2/1/25 #	1,165,000	1,141,700

		20,696,194

Insurance – 1.65%
HUB International
144A 7.875% 10/1/21 #	2,545,000	2,672,250
144A 9.25% 2/15/21 #	510,000	527,531
USI 144A 7.75% 1/15/21 #	1,800,000	1,839,375

		5,039,156

Media – 10.09%
Altice Luxembourg 144A 7.75% 5/15/22 #	1,390,000	1,478,613

7

Schedule of investments
Delaware High-Yield Opportunities Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Media (continued)
CCO Holdings
144A 5.50% 5/1/26 #	25,000	$26,250
144A 5.75% 2/15/26 #	1,095,000	1,163,096
144A 5.875% 5/1/27 #	1,680,000	1,786,579
Cequel Communications Holdings I 144A 7.75% 7/15/25 #	1,535,000	1,705,769
CSC Holdings
144A 5.50% 4/15/27 #	861,000	874,991
144A 10.875% 10/15/25 #	2,065,000	2,462,512
DISH DBS 7.75% 7/1/26	1,491,000	1,669,458
Gray Television 144A 5.875% 7/15/26 #	2,450,000	2,440,813
Lamar Media 5.75% 2/1/26	1,310,000	1,393,513
Nexstar Escrow 144A 5.625% 8/1/24 #	2,270,000	2,272,837
Radiate Holdco 144A 6.625% 2/15/25 #	1,450,000	1,450,000
SFR Group 144A 7.375% 5/1/26 #	3,170,000	3,265,100
Sinclair Television Group 144A 5.125% 2/15/27 #	1,465,000	1,387,172
Sirius XM Radio 144A 5.375% 4/15/25 #	1,600,000	1,638,000
Tribune Media 5.875% 7/15/22	1,620,000	1,644,300
Virgin Media Secured Finance 144A 5.25% 1/15/26 #	1,995,000	2,009,204
VTR Finance 144A 6.875% 1/15/24 #	2,060,000	2,168,150

		30,836,357

Services – 6.04%
Advanced Disposal Services 144A 5.625% 11/15/24 #	1,665,000	1,698,300
Avis Budget Car Rental 144A 6.375% 4/1/24 #	1,320,000	1,303,500
ESH Hospitality 144A 5.25% 5/1/25 #	2,290,000	2,303,740
GEO Group
5.875% 10/15/24	590,000	598,113
6.00% 4/15/26	1,215,000	1,230,187
Herc Rentals
144A 7.50% 6/1/22 #	455,000	493,675
144A 7.75% 6/1/24 #	1,870,000	2,033,625
Iron Mountain U.S. Holdings 144A 5.375% 6/1/26 #	1,785,000	1,726,987
NES Rentals Holdings 144A 7.875% 5/1/18 #	1,735,000	1,756,687
Prime Security Services Borrower 144A 9.25% 5/15/23 #	3,340,000	3,628,075
United Rentals North America 5.50% 5/15/27	1,680,000	1,696,800

		18,469,689

Technology & Electronics – 5.62%
CDK Global 5.00% 10/15/24	1,515,000	1,516,894
CommScope 144A 5.50% 6/15/24 #	900,000	932,625
CommScope Technologies Finance 144A 6.00% 6/15/25 #	835,000	893,972
Diamond 1 Finance 144A 8.10% 7/15/36 #	1,300,000	1,574,143
Entegris 144A 6.00% 4/1/22 #	1,610,000	1,688,487
First Data 144A 7.00% 12/1/23 #	2,945,000	3,129,062

8

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Technology & Electronics (continued)
Genesys Telecommunications Laboratories 144A 10.00% 11/30/24 #	790,000	$855,175
Infor Software Parent 144A PIK 7.125% 5/1/21 #❆	1,035,000	1,068,637
Infor US 6.50% 5/15/22	1,435,000	1,479,844
Microsemi 144A 9.125% 4/15/23 #	955,000	1,112,575
Sensata Technologies UK Financing 144A 6.25% 2/15/26 #	1,545,000	1,664,738
Solera 144A 10.50% 3/1/24 #	1,120,000	1,276,800

		17,192,952

Telecommunications – 7.76%
CenturyLink
6.75% 12/1/23	1,935,000	1,997,887
7.50% 4/1/24	305,000	323,681
Cincinnati Bell 144A 7.00% 7/15/24 #	1,545,000	1,635,769
Cogent Communications Finance 144A 5.625% 4/15/21 #	965,000	986,713
Cogent Communications Group 144A 5.375% 3/1/22 #	835,000	871,531
Columbus Cable Barbados 144A 7.375% 3/30/21 #	1,035,000	1,102,275
Communications Sales & Leasing
144A 7.125% 12/15/24 #	830,000	846,600
8.25% 10/15/23	1,520,000	1,656,800
Frontier Communications 10.50% 9/15/22	1,265,000	1,327,459
Level 3 Financing 5.375% 5/1/25	1,305,000	1,335,185
Sprint
7.125% 6/15/24	2,290,000	2,421,675
7.875% 9/15/23	640,000	701,184
Sprint Communications 7.00% 8/15/20	1,242,000	1,332,045
T-Mobile USA
6.375% 3/1/25	1,145,000	1,240,894
6.50% 1/15/26	1,120,000	1,235,080
Wind Acquisition Finance 144A 7.375% 4/23/21 #	2,355,000	2,454,852
Zayo Group 6.375% 5/15/25	2,120,000	2,245,875

		23,715,505

Transportation – 0.55%
XPO Logistics
144A 6.125% 9/1/23 #	935,000	972,400
144A 6.50% 6/15/22 #	665,000	696,588

		1,668,988

Utilities – 3.55%
AES
5.50% 4/15/25	1,405,000	1,429,588
6.00% 5/15/26	285,000	296,400

9

Schedule of investments
Delaware High-Yield Opportunities Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Utilities (continued)
Calpine
5.50% 2/1/24	1,220,000	$1,195,600
5.75% 1/15/25	1,625,000	1,600,625
Dynegy
7.625% 11/1/24	2,230,000	2,135,225
144A 8.00% 1/15/25 #	1,170,000	1,129,050
Emera 6.75% 6/15/76 ●	1,645,000	1,801,275
Enel 144A 8.75% 9/24/73 #●	1,108,000	1,265,890

		10,853,653

Total Corporate Bonds (cost $270,499,923)		279,623,648

Loan Agreements – 6.59%«

Accudyne Industries Borrower 1st Lien 4.00% 12/13/19	1,344,580	1,276,847
Amaya Holdings 1st Lien 5.00% 8/1/21	1,588,869	1,599,793
Applied Systems 2nd Lien 7.50% 1/23/22	3,122,132	3,148,802
BJ’s Wholesale Club 2nd Lien
8.50% 3/31/20	1,894,931	1,904,405
8.50% 1/27/25	1,252,000	1,273,910
Blue Ribbon 1st Lien 5.00% 11/13/21	677,635	671,494
CH Hold 2nd Lien 8.25% 2/1/25	380,000	385,700
Flint Group 2nd Lien 8.25% 9/7/22	1,985,000	1,975,075
Frank Russell Tranche B 1st Lien 6.75% 6/1/23	942,265	959,344
Genesys Telecommunications Laboratories Tranche B 1st Lien 6.25% 12/1/23	815,000	825,060
Immucor Tranche B2 1st Lien 5.00% 8/17/18	540	526
KIK Custom Products 1st Lien 5.50% 8/26/22	513,672	519,451
Kronos 2nd Lien 9.284% 11/1/24	1,670,000	1,727,929
Lightstone Generation
Tranche B 1st Lien 6.50% 1/30/24	744,130	754,478
Tranche C 1st Lien 6.50% 12/14/23	70,870	71,855
Moran Foods Tranche B 1st Lien 7.00% 12/5/23	830,000	827,406
Optiv Security 2nd Lien 8.25% 2/1/25	760,000	770,133
Solera Tranche B 1st Lien 5.75% 3/3/23	610,388	617,551
Windstream Services Tranche B6 1st Lien 4.77% 3/30/21	831,725	842,330

Total Loan Agreements (cost $19,649,303)		20,152,089

	Number of shares

Common Stock – 0.00%

Century Communications =†	4,250,000	0

Total Common Stock (cost $128,662)		0

10

	Number of shares	Value (U.S. $)

Preferred Stock – 1.31%

Bank of America 6.50% ●	1,970,000	$2,115,288
GMAC Capital Trust I 6.691% ●	73,000	1,876,100

Total Preferred Stock (cost $3,893,800)		3,991,388

	Principal amount°

Short-Term Investments – 3.11%

Discount Note – 1.15%≠
Federal Home Loan Bank 0.00% 2/1/17	3,528,246	3,528,246

		3,528,246

Repurchase Agreements – 1.96%
Bank of America Merrill Lynch 0.47%, dated 1/31/17, to be repurchased on 2/1/17, repurchase price $2,565,408 (collateralized by U.S. government obligations 3.00% 11/15/44; market value $2,616,683)	2,565,375	2,565,375
Bank of Montreal 0.46%, dated 1/31/17, to be repurchased on 2/1/17, repurchase price $2,565,407 (collateralized by U.S. government obligations 0.00%–2.00% 8/31/20–5/15/40; market value $2,616,682)	2,565,374	2,565,374
BNP Paribas 0.51%, dated 1/31/17, to be repurchased on 2/1/17, repurchase price $855,137 (collateralized by U.S. government obligations 0.00%–3.125% 1/31/23–8/15/45; market value $872,227)	855,125	855,125

		5,985,874

Total Short-Term Investments (cost $9,514,120)		9,514,120

Total Value of Securities – 102.48% (cost $303,685,808)		$313,281,245

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Jan. 31, 2017, the aggregate value of Rule 144A securities was $174,557,717, which represents 57.10% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

❆	PIK. 100% of the income received was in the form of cash.

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At Jan. 31, 2017, the aggregate value of fair valued securities was $0, which represents 0.00% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.

«

Loan agreements generally pay interest at rates which are periodically reset by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London

11

Schedule of investments
Delaware High-Yield Opportunities Fund

Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Loan agreements may be subject to restrictions on resale. Stated rate in effect at Jan. 31, 2017.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

†	Non-income-producing security.

●	Variable rate security. Each rate shown is as of Jan. 31, 2017. Interest rates reset periodically.

PIK – Payment-in-kind

See accompanying notes, which are an integral part of the financial statements.

12

Statement of assets and liabilities
Delaware High-Yield Opportunities Fund	January 31, 2017 (Unaudited)

Assets:
Investments, at value[1]	$303,767,125
Short-term investments, at value[2]	9,514,120
Cash	8,784
Receivable for securities sold	5,582,465
Interest receivable	4,653,860
Receivable for fund shares sold	260,567
Other assets[3]	786,990

Total assets	324,573,911

Liabilities:
Payable for securities purchased	11,736,448
Payable for fund shares redeemed	3,722,092
Bonds proceeds payable[3]	2,623,299
Income distribution payable	379,717
Investment management fees payable to affiliates	149,810
Other accrued expenses	146,534
Distribution fees payable to affiliates	75,680
Audit and tax fees payable	21,579
Dividend disbursing and transfer agent fees and expenses payable to affiliates	5,308
Accounting and administration expenses payable to affiliates	1,238
Trustees’ fees and expenses payable	920
Legal fees payable to affiliates	546
Reports and statements to shareholders payable to affiliates	319

Total liabilities	18,863,490

Total Net Assets	$305,710,421

Net Assets Consist of:
Paid-in capital	$376,566,709
Distributions in excess of net investment income	(440,737)
Accumulated net realized loss on investments	(80,010,988)
Net unrealized appreciation of investments	9,595,437

Total Net Assets	$305,710,421

13

Statement of assets and liabilities
Delaware High-Yield Opportunities Fund

Net Asset Value
Class A:
Net assets	$165,805,866
Shares of beneficial interest outstanding, unlimited authorization, no par	43,434,819
Net asset value per share	$3.82
Sales charge	4.50%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$4.00

Class C:
Net assets	$43,437,857
Shares of beneficial interest outstanding, unlimited authorization, no par	11,364,460
Net asset value per share	$3.82

Class R:
Net assets	$7,981,790
Shares of beneficial interest outstanding, unlimited authorization, no par	2,084,277
Net asset value per share	$3.83

Institutional Class:
Net assets	$88,484,908
Shares of beneficial interest outstanding, unlimited authorization, no par	23,188,556
Net asset value per share	$3.82

[1]Investments, at cost	$294,171,688
[2]Short-term investments, at cost	9,514,120
[3]See Note 10 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

14

Statement of operations
Delaware High-Yield Opportunities Fund	Six months ended January 31, 2017 (Unaudited)

Investment Income:
Interest	$10,776,162
Dividends	70,704

10,846,866

Expenses:
Management fees	1,065,902
Distribution expenses — Class A	212,953
Distribution expenses — Class C	227,289
Distribution expenses — Class R	20,968
Dividend disbursing and transfer agent fees and expenses	211,252
Accounting and administration expenses	51,373
Registration fees	40,404
Reports and statements to shareholders	36,830
Audit and tax fees	23,176
Legal fees	22,214
Custodian fees	10,188
Trustees’ fees and expenses	7,811
Other	15,304

1,945,664
Less expenses waived	(171,272)
Less expense paid indirectly	(423)

Total operating expenses	1,773,969

Net Investment Income	9,072,897

Net Realized and Unrealized Gain:
Net realized gain on investments	3,853,046
Net change in unrealized appreciation (depreciation) of investments	2,949,645

Net Realized and Unrealized Gain	6,802,691

Net Increase in Net Assets Resulting from Operations	$15,875,588

See accompanying notes, which are an integral part of the financial statements.

15

Statements of changes in net assets
Delaware High-Yield Opportunities Fund

	Six months ended 1/31/17 (Unaudited)	Year ended 7/31/16

Increase (Decrease) in Net Assets from Operations:
Net investment income	$9,072,897	$22,008,316
Net realized gain (loss)	3,853,046	(50,513,603)
Net change in unrealized appreciation (depreciation)	2,949,645	22,155,569

Net increase (decrease) in net assets resulting from operations	15,875,588	(6,349,718)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(4,753,269)	(11,219,277)
Class C	(1,089,294)	(2,657,517)
Class R	(221,182)	(548,084)
Institutional Class	(2,966,951)	(7,022,928)

Return of capital:
Class A	—	(150,785)
Class C	—	(40,584)
Class R	—	(7,580)
Institutional Class	—	(89,798)

	(9,030,696)	(21,736,553)

Capital Share Transactions:
Proceeds from shares sold:
Class A	7,270,632	11,038,316
Class C	1,433,147	4,297,791
Class R	927,261	2,431,583
Institutional Class	12,603,996	24,823,227

16

	Six months ended 1/31/17 (Unaudited)	Year ended 7/31/16

Capital Share Transactions (continued):
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	$4,091,172	$9,902,692
Class C	996,299	2,457,184
Class R	221,182	550,479
Institutional Class	2,897,980	6,872,798

	30,441,669	62,374,070

Cost of shares redeemed:
Class A	(22,990,865)	(71,228,482)
Class C	(6,784,666)	(22,321,850)
Class R	(2,107,803)	(6,471,729)
Institutional Class	(32,604,674)	(66,099,003)

	(64,488,008)	(166,121,064)

Decrease in net assets derived from capital share transactions	(34,046,339)	(103,746,994)

Net Decrease in Net Assets	(27,201,447)	(131,833,265)

Net Assets:
Beginning of period	332,911,868	464,745,133

End of period	$305,710,421	$332,911,868

Distributions in excess of net investment income	$(440,737)	$(482,938)

See accompanying notes, which are an integral part of the financial statements.

17

Financial highlights

Delaware High-Yield Opportunities Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

18

Six months ended
1/31/17[1] (Unaudited)	Year ended

	7/31/16	7/31/15	7/31/14	7/31/13	7/31/12

$3.740	$3.950	$4.380	$4.270	$4.110	$4.200

0.106	0.218	0.238	0.238	0.271	0.308
0.080	(0.213)	(0.373)	0.121	0.173	(0.090)

0.186	0.005	(0.135)	0.359	0.444	0.218

(0.106)	(0.212)	(0.237)	(0.249)	(0.284)	(0.308)
—	(0.003)	—	—	—	—
—	—	(0.058)	—	—	—

(0.106)	(0.215)	(0.295)	(0.249)	(0.284)	(0.308)

$3.820	$3.740	$3.950	$4.380	$4.270	$4.110

5.03%	0.41%	(3.15% )	8.59%	11.02%	5.73%

$165,806	$173,815	$238,290	$327,088	$328,534	$311,859
1.05%	1.06%	1.07%	1.07%	1.11%	1.11%
1.15%	1.15%	1.14%	1.12%	1.16%	1.18%
5.56%	5.98%	5.78%	5.46%	6.33%	7.71%
5.46%	5.89%	5.71%	5.41%	6.28%	7.64%
47%	109%	86%	105%	88%	61%

19

Financial highlights

Delaware High-Yield Opportunities Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

20

Six months ended
1/31/17[1] (Unaudited)	Year ended

	7/31/16	7/31/15	7/31/14	7/31/13	7/31/12

$3.740	$3.960	$4.390	$4.280	$4.120	$4.200

0.092	0.190	0.207	0.206	0.241	0.280
0.079	(0.223)	(0.373)	0.121	0.173	(0.080)

0.171	(0.033)	(0.166)	0.327	0.414	0.200

(0.091)	(0.184)	(0.206)	(0.217)	(0.254)	(0.280)
—	(0.003)	—	—	—	—
—	—	(0.058)	—	—	—

(0.091)	(0.187)	(0.264)	(0.217)	(0.254)	(0.280)

$3.820	$3.740	$3.960	$4.390	$4.280	$4.120

4.63%	(0.59% )	(3.85% )	7.79%	10.23%	5.24%

$43,438	$46,842	$66,354	$89,127	$85,574	$65,771
1.80%	1.81%	1.82%	1.81%	1.81%	1.81%
1.90%	1.90%	1.89%	1.86%	1.86%	1.88%
4.81%	5.23%	5.03%	4.72%	5.63%	7.01%
4.71%	5.14%	4.96%	4.67%	5.58%	6.94%
47%	109%	86%	105%	88%	61%

21

Financial highlights

Delaware High-Yield Opportunities Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

22

Six months ended
1/31/17[1] (Unaudited)	Year ended

	7/31/16	7/31/15	7/31/14	7/31/13	7/31/12

$3.750	$3.970	$4.390	$4.290	$4.120	$4.210

0.102	0.209	0.229	0.228	0.263	0.301
0.079	(0.223)	(0.363)	0.111	0.183	(0.090)

0.181	(0.014)	(0.134)	0.339	0.446	0.211

(0.101)	(0.203)	(0.228)	(0.239)	(0.276)	(0.301)
—	(0.003)	—	—	—	—
—	—	(0.058)	—	—	—

(0.101)	(0.206)	(0.286)	(0.239)	(0.276)	(0.301)

$3.830	$3.750	$3.970	$4.390	$4.290	$4.120

4.89%	(0.09% )	(3.13% )	8.08%	11.05%	5.51%

$7,981	$8,766	$13,032	$16,580	$16,506	$14,637
1.30%	1.31%	1.32%	1.31%	1.31%	1.31%
1.40%	1.40%	1.39%	1.38%	1.46%	1.48%
5.31%	5.73%	5.53%	5.22%	6.13%	7.51%
5.21%	5.64%	5.46%	5.15%	5.98%	7.34%
47%	109%	86%	105%	88%	61%

23

Financial highlights

Delaware High-Yield Opportunities Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

24

Six months ended
1/31/17[1] (Unaudited)	Year ended

	7/31/16	7/31/15	7/31/14	7/31/13	7/31/12

$3.740	$3.950	$4.380	$4.270	$4.110	$4.200

0.111	0.227	0.249	0.249	0.284	0.320
0.079	(0.213)	(0.373)	0.121	0.173	(0.090)

0.190	0.014	(0.124)	0.370	0.457	0.230

(0.110)	(0.221)	(0.248)	(0.260)	(0.297)	(0.320)
—	(0.003)	—	—	—	—
—	—	(0.058)	—	—	—

(0.110)	(0.224)	(0.306)	(0.260)	(0.297)	(0.320)

$3.820	$3.740	$3.950	$4.380	$4.270	$4.110

5.16%	0.66%	(2.91% )	8.87%	11.34%	6.03%

$88,485	$103,489	$147,069	$232,971	$200,282	$185,843
0.80%	0.81%	0.82%	0.81%	0.81%	0.81%
0.90%	0.90%	0.89%	0.86%	0.86%	0.88%
5.81%	6.23%	6.03%	5.72%	6.63%	8.01%
5.71%	6.14%	5.96%	5.67%	6.58%	7.94%
47%	109%	86%	105%	88%	61%

25

Notes to financial statements
Delaware High-Yield Opportunities Fund	January 31, 2017 (Unaudited)

Delaware Group® Income Funds (Trust) is organized as a Delaware statutory trust and offers four series: Delaware Corporate Bond Fund, Delaware Floating Rate Fund (formerly, Delaware Diversified Floating Rate Fund), Delaware Extended Duration Bond Fund, and Delaware High-Yield Opportunities Fund. These financial statements and the related notes pertain to Delaware High-Yield Opportunities Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940 (1940 Act), as amended, and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year, and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek total return and, as a secondary objective, high current income.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed

26

the Fund’s tax positions taken for all open federal income tax years (July 31, 2013–July 31, 2016), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party subcustodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Jan. 31, 2017 and matured on the next business day.

Use of Estimates – The Fund is an investment company, whose financial statements are prepared in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended Jan. 31, 2017.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1.00, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing

27

Notes to financial statements
Delaware High-Yield Opportunities Fund

1. Significant Accounting Policies (continued)

and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended Jan. 31, 2017, the Fund earned $423 under this agreement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion, if any, of its investment advisory fee and/or pay/reimburse the Fund to the extent necessary to ensure total annual operating expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)), from exceeding 0.80% of the Fund’s average daily net assets from Aug. 1, 2016 through Jan. 31, 2017.* These waivers and reimbursements may only be terminated by agreement of DMC and the Fund.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value (NAV) basis. For the six months ended Jan. 31, 2017, the Fund was charged $7,696 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% on average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Investments Family of Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended Jan. 31, 2017, the Fund was charged $33,069 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

28

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of the Class R shares. The Board has adopted a formula for calculating 12b-1 fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fees equal to the sum of: (i) 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992, and (ii) 0.25% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders currently bear 12b-1 fees at the same rate, the blended rate based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Institutional Class shares pay no 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended Jan. 31, 2017, the Fund was charged $3,304 for internal legal, tax, and regulatory services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended Jan. 31, 2017, DDLP earned $6,525 for commissions on sales of the Fund’s Class A shares. For the six months ended Jan. 31, 2017, DDLP received gross CDSC commissions of $144 and $397 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/ dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

Cross trades for the six months ended Jan. 31, 2017, were executed by the Fund pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the procedures adopted by the Board. Pursuant to these procedures, for the six months ended Jan. 31, 2017, the Fund engaged in securities sales of $5,851,691, which resulted in net realized gains of $242,738. The Fund did not engage in securities purchases during the six months ended Jan. 31, 2017.

* The aggregate contractual waiver period covering this report is from Nov. 27, 2015 through Nov. 28, 2017.

29

Notes to financial statements
Delaware High-Yield Opportunities Fund

3. Investments

For the six months ended Jan. 31, 2017, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$147,335,732
Sales	176,588,770

At Jan. 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Jan. 31, 2017, the cost and unrealized appreciation (depreciation) of investments were as follows:

Cost of investments	$303,415,324

Aggregate unrealized appreciation of investments	$10,761,124
Aggregate unrealized depreciation of investments	(895,203)

Net unrealized appreciation of investments	$9,865,921

Under the Regulated Investment Company Modernization Act of 2010 (Act), net capital losses recognized for tax years beginning after Dec. 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses

The Fund has capital loss carryovers available to offset future realized capital gains, through the indicated expiration dates as follows:

Pre-enactment capital loss	No expiration
expiration date	Post-enactment capital loss character
2017	Short-term	Long-term	Total capital loss carryforward

$12,611,587	$32,537,332	$37,036,303	$82,185,222

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

30

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Jan. 31, 2017:

Securities	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$279,623,648	$—	$279,623,648
Loan Agreements	—	20,152,089	—	20,152,089
Common Stock	—	—	—	—
Preferred Stock[1]	1,876,100	2,115,288	—	3,991,388
Short-Term Investments	—	9,514,120	—	9,514,120

Total Value of Securities	$1,876,100	$311,405,145	$—	$313,281,245

The security that has been valued at zero on the “Schedule of investments” is considered to be a Level 3 investment in the table.

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, and Level 2 investments represent investments with observable input or matrix-priced investments. The amounts attributed to Level 1 investments, and Level 2 investments represent the following percentages of the total market value of this security type:

	Level 1	Level 2	Total
Preferred Stock	47.00%	53.00%	100.00%

During the six months ended Jan. 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide a reconciliation of Level 3 investments as they were not considered significant

31

Notes to financial statements
Delaware High-Yield Opportunities Fund

3. Investments (continued)

to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended	Year ended
	1/31/17	7/31/16
Shares sold:
Class A	1,930,203	3,019,815
Class C	378,383	1,192,571
Class R	244,406	667,983
Institutional Class	3,340,764	6,793,889

Shares issued upon reinvestment of dividends and distributions:
Class A	1,082,470	2,710,084
Class C	263,510	671,195
Class R	58,454	149,986
Institutional Class	766,852	1,880,382

	8,065,042	17,085,905

Shares redeemed:
Class A	(6,089,134)	(19,499,391)
Class C	(1,795,959)	(6,109,682)
Class R	(556,898)	(1,765,897)
Institutional Class	(8,618,245)	(18,185,078)

	(17,060,236)	(45,560,048)

Net decrease	(8,995,194)	(28,474,143)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. For the six months ended Jan. 31, 2017 and the year ended July 31, 2016, the Fund had the following exchange transactions. These exchange transactions are included as subscriptions and redemptions in the table above and the “Statements of changes in net assets.”

	Exchange Redemptions		Exchange Subscriptions

			Institutional
	Class A	Class C	Class
	Shares	Shares	Shares	Value
Six months ended 1/31/17	4,485	10,218	14,766	$55,753
Year ended 7/31/16	108,834	21,495	130,773	476,062

32

5. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $155,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.10%, which was allocated across the Participants on the basis of relative net assets of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on Nov. 7, 2016.

On Nov. 7, 2016, the Fund, along with the other Participants, entered into an amendment to the agreement for a $155,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement, with the exception of the annual commitment fee. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants on the basis of relative net assets of each Participant’s allocation of the entire facility. The line of credit available under the agreement expires on Nov. 6, 2017.

The Fund had no amounts outstanding as of Jan. 31, 2017, or at any time during the period then ended.

6. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expanded disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statement of assets and liabilities” and require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarified which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

33

Notes to financial statements
Delaware High-Yield Opportunities Fund

6. Offsetting (continued)

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At Jan. 31, 2017, the Fund had the following assets and liabilities subject to offsetting provisions:

Master Repurchase Agreements

		Fair Value of	Cash	Net
	Repurchase	Non-Cash	Collateral	Collateral
Counterparty	Agreements	Collateral Received(a)	Received	Received	Net Exposure(b)
Bank of America Merrill Lynch	$2,565,375	$(2,565,375)	$—	$(2,565,375)	$—
Bank of Montreal	2,565,374	(2,565,374)	—	(2,565,374)	—
BNP Paribas	855,125	(855,125)	—	(855,125)	—

Total	$5,985,874	$(5,985,874)	$—	$(5,985,874)	$—

(a)The value of the related collateral received exceeded the value of the repurchase agreements as of Jan. 31, 2017.

(b)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

7. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities that are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by U.S. Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of

34

supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended Jan. 31, 2017, the Fund had no securities out on loan.

8. Credit and Market Risk

The Fund invests in high yield fixed income securities, which are securities rated lower than BBB-by Standard & Poor’s Financial Services LLC and Baa3 by Moody’s Investors Service Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance

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Notes to financial statements
Delaware High-Yield Opportunities Fund

8. Credit and Market Risk (continued)

additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments.

As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. General Motors Term Loan Litigation

The Fund received notice of a litigation proceeding related to a General Motors Corporation (G.M.) term loan participation previously held by the Fund in 2009. We believe the matter subject to the litigation notice will likely lead to a recovery from the Fund of certain amounts received by the Fund because a U.S. Court of Appeals has ruled that the Fund and similarly situated investors were unsecured creditors rather than secured lenders of G.M. as a result of an erroneous Uniform Commercial Code filing made by a third party. The Fund received the full principal on the loans in 2009 after the G.M. bankruptcy. However, based upon the court ruling the estate is seeking to recover such amounts arguing that, as unsecured creditors, the Fund should not have received payment in full. Based upon currently available

36

information related to the litigation and the Fund’s potential exposure, the Fund recorded a liability of $2,623,299 and an asset of $786,990 based on the expected recoveries to unsecured creditors as of Jan. 31, 2017 that resulted in a net decrease in the Fund’s NAV to reflect this likely recovery.

11. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2017 that would require recognition or disclosure in the Fund’s financial statements.

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Other Fund information (Unaudited)

Delaware High-Yield Opportunities Fund

Board consideration of Delaware High-Yield Opportunities Fund investment advisory agreement

At a meeting held Aug. 16–18, 2016 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for Delaware High-Yield Opportunities Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies, and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Management Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent, and quality of services provided to the Fund; the costs of such services to the Fund; economies of scale; and the investment manager’s financial condition and profitability. In addition, in connection with the Annual Meeting, reports were provided to the Trustees in May 2016 and included reports provided by Broadridge Financial Solutions (“Broadridge”). The Broadridge reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Broadridge reports with independent legal counsel to the Independent Trustees. In addition to the information noted above, the Board also requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent, and quality of service. The Board considered the services provided by DMC to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex; and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of several industry distinctions during the past several years. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to Fund matters. The Board also noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Investments funds, and the privilege to combine holdings in other Delaware Investments funds

38

to obtain a reduced sales charge. The Board was satisfied with the nature, extent, and quality of the overall services provided by DMC.

Investment performance. The Board placed significant emphasis on the investment performance of the Fund in view of the importance of investment performance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Broadridge reports furnished for the Annual Meeting. The Broadridge reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Broadridge (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/ worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended Jan. 31, 2016. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional high yield funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1- and 3-year periods was in the fourth quartile of its Performance Universe. The report further showed that the Fund’s total return for the 5- and 10-year periods was in the third quartile and second quartile, respectively, of its Performance Universe. In evaluating the Fund’s short-term and intermediate-term performance, the Board considered the performance attribution included in the Meeting materials, as well as the Fund’s long-term performance results, which were acceptable. The Board also considered the numerous investment and performance reports delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking action to improve Fund short-term performance and thereby, to meet the Board’s performance objective.

Comparative expenses. The Board considered expense comparison data for the Delaware Investments® Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and expense ratios of a group of similar funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Broadridge total expenses, for comparative consistency, were shown by Broadridge for Class A shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board’s objective is to limit the Fund’s total expense ratio to be competitive with that of the Expense Group.

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Other Fund information (Unaudited)
Delaware High-Yield Opportunities Fund

Board consideration of Delaware High-Yield Opportunities Fund investment advisory agreement (continued)

The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the second highest expenses of its Expense Group. The Board noted that the Fund’s Management fee and total expenses were not in line with the Board’s objective. In evaluating total expenses, the Board considered fee waivers in place through Nov. 28, 2016 and various initiatives implemented by Management, such as the negotiation of lower fees for fund accounting services, which had created an opportunity for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Management profitability. The Board considered the level of profits realized by DMC in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of DMC, to a certain extent, reflects recent operational cost savings and efficiencies initiated by DMC. The Board considered DMC’s efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC.

Economies of scale. The Trustees considered whether economies of scale are realized by DMC as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints, and which applies to most funds in the Delaware Investments Family of Funds complex. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standardized fee pricing structure. Although, as of May 31, 2016, the Fund has not reached a size at which it can take advantage of any breakpoints in the applicable fee schedule, the Board recognized that the fee was structured so that if the Fund grows, economies of scale may be shared.

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About the organization

Board of trustees

Shawn K. Lytle

President and

Chief Executive Officer

Delaware Investments®

Family of Funds

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Investments

Family of Funds

Private Investor

Rosemont, PA

	Ann D. Borowiec Former Chief Executive Officer Private Wealth Management J.P. Morgan Chase & Co. New York, NY Joseph W. Chow Former Executive Vice President State Street Corporation Boston, MA	John A. Fry President Drexel University Philadelphia,PA Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY

Frances A.

Sevilla-Sacasa

Former Chief Executive

Officer

Banco Itaú

International

Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President and
Treasurer

3M Company

St. Paul, MN

Affiliated officers

David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware High-Yield Opportunities Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com/literature.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Fund’s most recent Form N-Q are available without charge on the Fund’s website at delawareinvestments.com/literature. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC- 0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com/proxy; and (ii) on the SEC’s website at sec.gov.

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Semiannual report

Fixed income mutual fund

Delaware Floating Rate Fund

(formerly, Delaware Diversified Floating Rate Fund)

January 31, 2017

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawareinvestments.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Floating Rate Fund at delawareinvestments.com/literature.

Manage your investments online

●	24-hour access to your account information

●	Obtain share prices

●	Check your account balance and recent transactions

●	Request statements or literature

●	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Neither Delaware Investments nor its affiliates referred to in this document are authorized deposit-taking institutions for the purpose of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL), a subsidiary of Macquarie Group Limited and an affiliate of Delaware Investments. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by U.S. laws and regulations.

Unless otherwise noted, views expressed herein are current as of Jan. 31, 2017, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2017 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period from August 1, 2016 to January 31, 2017 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Aug. 1, 2016 to Jan. 31, 2017.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses
For the six-month period from August 1, 2016 to January 31, 2017 (Unaudited)

Delaware Floating Rate Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 8/1/16	Ending Account Value 1/31/17	Annualized Expense Ratio	Expenses Paid During Period 8/1/16 to 1/31/17*
Actual Fund return†
Class A	$1,000.00	$1,018.80	0.96%	$4.88
Class C	1,000.00	1,013.80	1.71%	8.68
Class R	1,000.00	1,016.30	1.21%	6.15
Institutional Class	1,000.00	1,018.90	0.71%	3.61
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.37	0.96%	$4.89
Class C	1,000.00	1,016.59	1.71%	8.69
Class R	1,000.00	1,019.11	1.21%	6.16
Institutional Class	1,000.00	1,021.63	0.71%	3.62

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

2

Security type / sector allocation
Delaware Floating Rate Fund	As of January 31, 2017 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Agency Collateralized Mortgage Obligations	1.06%
Agency Mortgage-Backed Security	0.00%
Collateralized Debt Obligations	3.48%
Convertible Bonds	0.37%
Corporate Bonds	43.65%
Banking	15.10%
Basic Industry	1.04%
Capital Goods	1.14%
Communications.	5.02%
Consumer Cyclical	2.33%
Consumer Non-Cyclical	3.86%
Electric	2.49%
Energy	4.75%
Finance Companies.	2.58%
Insurance	0.31%
Natural Gas	1.09%
Real Estate	1.86%
Technology	1.33%
Telecommunications	0.06%
Transportation	0.69%
Municipal Bonds	2.06%
Non-Agency Asset-Backed Securities	3.28%
Loan Agreements	44.22%
Sovereign Bonds	0.66%
Supranational Bank	0.92%
Convertible Preferred Stock	0.02%
Preferred Stock	1.72%
Short-Term Investments	3.67%
Total Value of Securities	105.11%
Liabilities Net of Receivables and Other Assets	(5.11%)
Total Net Assets	100.00%

3

Schedule of investments
Delaware Floating Rate Fund	January 31, 2017 (Unaudited)

	Principal amount°	Value (U.S. $)

Agency Collateralized Mortgage Obligations – 1.06%

Fannie Mae Connecticut Avenue Securities
Series 2015-C03 1M1 2.271% 7/25/25 •	130,088	$130,248
Series 2015-C03 2M1 2.271% 7/25/25 •	237,346	238,098
Series 2015-C04 2M1 2.471% 4/25/28 •	194,637	195,382
Series 2016-C03 1M1 2.771% 10/25/28 •	249,659	253,758
Series 2016-C04 1M1 2.221% 1/25/29 •	126,275	127,303
Series 2017-C01 1M1 144A 2.073% 7/25/29 #•	100,000	100,223
Fannie Mae REMICs
Series 2004-36 FA 1.171% 5/25/34 •	36,516	36,494
Series 2005-66 FD 1.071% 7/25/35 •	44,850	44,648
Series 2005-106 QF 1.281% 12/25/35 •	279,412	281,306
Series 2006-105 FB 1.191% 11/25/36 •	28,563	28,549
Series 2007-109 NF 1.321% 12/25/37 •	21,528	21,645
Freddie Mac REMICs
Series 3067 FA 1.117% 11/15/35 •	69,153	68,978
Series 3239 EF 1.117% 11/15/36 •	51,794	51,705
Series 3241 FM 1.147% 11/15/36 •	5,207	5,199
Series 3780 LF 1.167% 3/15/29 •	3,443	3,445
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2015-DNA3 M1 2.121% 4/25/28 •	57,165	57,190
Series 2016-DNA3 M1 1.871% 12/25/28 •	663,268	665,348
Series 2016-HQA2 M1 1.971% 11/25/28 •	800,785	802,617

Total Agency Collateralized Mortgage Obligations (cost $3,097,828)		3,112,136

Agency Mortgage-Backed Security – 0.00%

Freddie Mac ARM
2.977% 2/1/35 •	11,164	11,809

Total Agency Mortgage-Backed Security (cost $11,792)		11,809

Collateralized Debt Obligations – 3.48%

Cedar Funding V CLO
Series 2016-5A A1 144A 2.633% 7/17/28 #•	1,270,000	1,280,231
CIFC Funding
Series 2014-2A A1L 144A 2.41% 5/24/26 #•	1,000,000	1,001,695
Flagship VII CLO
Series 2013-7A A1 144A 2.50% 1/20/26 #•	1,000,000	999,495
JFIN CLO
Series 2015-2A AX 144A 2.473% 10/19/26 #•	490,417	489,538
KKR Financial CLO
Series 2013-1A A1 144A 2.173% 7/15/25 #•	1,395,000	1,394,579
OCP CLO
Series 2013-4A A1A 144A 2.443% 10/24/25 #•	1,500,000	1,504,304

4

	Principal amount°	Value (U.S. $)

Collateralized Debt Obligations (continued)

Shackleton CLO
Series 2014-5A A 144A 2.381% 5/7/26 #•	420,000	$420,129
Series 2015-VIII 144A 2.54% 10/20/27 #•	410,000	410,591
Telos CLO
Series 2013-4A A 144A 2.323% 7/17/24 #•	2,000,000	1,998,990
Venture XXI CLO
Series 2015-21A A 144A 2.513% 7/15/27 #•	685,000	685,404

Total Collateralized Debt Obligations (cost $10,101,664)		10,184,956

Convertible Bonds – 0.37%

Alaska Communications Systems Group 6.25% exercise price $10.28, maturity date 5/1/18	71,000	70,645
BioMarin Pharmaceutical 1.50% exercise price $94.15, maturity date 10/15/20	20,000	24,200
Blackstone Mortgage Trust 5.25% exercise price $27.99, maturity date 12/1/18	90,000	100,631
Cemex 3.72% exercise price $11.45, maturity date 3/15/20	25,000	28,875
Chart Industries 2.00% exercise price $69.03, maturity date 8/1/18	42,000	41,790
Clearwire Communications 144A 8.25% exercise price $7.08, maturity date 12/1/40 #	38,000	39,757
GAIN Capital Holdings 4.125% exercise price $12.00, maturity date 12/1/18	60,000	58,987
General Cable 4.50% exercise price $31.67, maturity date 11/15/29 f	62,000	51,770
HealthSouth 2.00% exercise price $37.16, maturity date 12/1/43	46,000	52,469
Insulet 144A 1.25% exercise price $58.37, maturity date 9/15/21 #	19,000	18,822
Jefferies Group 3.875% exercise price $43.93, maturity date 11/1/29	91,000	92,024
Liberty Interactive 144A 1.75% exercise price $341.10, maturity date 9/30/46 #	16,000	18,030
Liberty Media 144A 2.25% exercise price $104.55, maturity date 9/30/46 #	9,000	9,664
New Mountain Finance 5.00% exercise price $15.80, maturity date 6/15/19	29,000	30,015
Nuance Communications 2.75% exercise price $32.30, maturity date 11/1/31	97,000	97,667
NXP Semiconductors 1.00% exercise price $102.84, maturity date 12/1/19	39,000	44,387
Spectrum Pharmaceuticals 2.75% exercise price $10.53, maturity date 12/15/18	83,000	74,648

5

Schedule of investments
Delaware Floating Rate Fund

	Principal amount°	Value (U.S. $)

Convertible Bonds (continued)

Spirit Realty Capital 3.75% exercise price $13.10, maturity date 5/15/21	47,000	$49,145
Synchronoss Technologies 0.75% exercise price $53.17, maturity date 8/15/19	37,000	38,781
Vector Group 1.75% exercise price $23.46, maturity date 4/15/20 •	82,000	94,454
VEREIT 3.75% exercise price $14.99, maturity date 12/15/20	59,000	58,853

Total Convertible Bonds (cost $1,090,556)		1,095,614

Corporate Bonds – 43.65%

Banking – 15.10%
Banco Nacional de Costa Rica 144A 5.875% 4/25/21 #	200,000	209,050
Bank of New York Mellon 2.089% 10/30/23 •	2,125,000	2,162,179
Barclays
3.20% 8/10/21	505,000	502,557
4.337% 1/10/28	200,000	199,579
BB&T 1.823% 6/15/18 •	2,586,000	2,605,470
BBVA Bancomer 144A 7.25% 4/22/20 #	200,000	219,750
Branch Banking & Trust 1.22% 5/23/17 •	1,405,000	1,405,431
Citigroup
1.80% 1/10/20 •	1,495,000	1,497,890
2.361% 9/1/23 •	2,150,000	2,187,926
Citizens Bank 2.55% 5/13/21	250,000	249,116
Citizens Financial Group 4.30% 12/3/25	345,000	350,866
CoBank 1.563% 6/15/22 •	75,000	72,807
Compass Bank 3.875% 4/10/25	400,000	383,634
Credit Suisse Group Funding Guernsey 3.125% 12/10/20	1,550,000	1,551,305
Fifth Third Bank 2.25% 6/14/21	645,000	637,090
Goldman Sachs Group 2.537% 11/29/23 •	2,260,000	2,327,244
Huntington Bancshares 2.30% 1/14/22	345,000	334,940
JPMorgan Chase & Co.
2.273% 10/24/23 •	2,915,000	2,967,642
4.25% 10/1/27	520,000	531,298
KeyBank
2.35% 3/8/19	250,000	251,925
2.50% 11/22/21	2,205,000	2,191,759
3.18% 5/22/22	480,000	485,572
Lloyds Banking Group
3.00% 1/11/22	600,000	598,473
3.75% 1/11/27	535,000	526,959
Morgan Stanley
2.177% 1/27/20 •	1,555,000	1,576,733

6

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Banking (continued)
Morgan Stanley
2.443% 10/24/23 •	3,510,000	$3,556,423
PNC Bank 2.45% 11/5/20	250,000	251,210
Regions Bank 2.25% 9/14/18	1,420,000	1,425,436
Royal Bank of Canada 2.75% 2/1/22	540,000	542,304
Royal Bank of Scotland Group 8.625% 12/29/49 •	270,000	279,450
Santander UK 1.78% 8/24/18 •	3,135,000	3,140,768
Santander UK Group Holdings 3.571% 1/10/23	400,000	400,995
State Street 2.55% 8/18/20	370,000	374,541
SunTrust Banks 2.70% 1/27/22	520,000	518,142
SVB Financial Group 3.50% 1/29/25	460,000	444,196
UBS Group Funding Jersey
144A 2.65% 2/1/22 #	200,000	194,317
144A 3.00% 4/15/21 #	1,790,000	1,787,043
USB Capital IX 3.50% 10/29/49 •	440,000	365,200
Wells Fargo & Co. 2.269% 10/31/23 •	4,420,000	4,471,184
Zions Bancorporation 4.50% 6/13/23	420,000	430,820

		44,209,224

Basic Industry – 1.04%
Air Liquide Finance 144A 1.75% 9/27/21 #	340,000	328,829
BHP Billiton Finance USA 144A 6.25% 10/19/75 #•	575,000	633,363
CF Industries 144A 3.40% 12/1/21 #	365,000	364,553
Dow Chemical 8.55% 5/15/19	140,000	160,124
Georgia-Pacific 8.00% 1/15/24	400,000	508,014
OCP 144A 4.50% 10/22/25 #	325,000	312,593
Suzano Austria 144A 5.75% 7/14/26 #	240,000	240,912
Vale Overseas 5.875% 6/10/21	280,000	300,300
Vedanta Resources 144A 6.375% 7/30/22 #	200,000	200,800

		3,049,488

Capital Goods – 1.14%
Ardagh Packaging Finance 144A 4.156% 5/15/21 #•	1,110,000	1,141,913
Cemex Finance 144A 9.375% 10/12/22 #	200,000	218,060
Fortune Brands Home & Security 3.00% 6/15/20	220,000	222,132
Masco 3.50% 4/1/21	95,000	97,409
Reynolds Group Issuer 8.25% 2/15/21	256,627	264,227
Roper Technologies 2.80% 12/15/21	1,080,000	1,080,327
Union Andina de Cementos 144A 5.875% 10/30/21 #	295,000	305,355

		3,329,423

Communications – 5.02%
21st Century Fox America 4.50% 2/15/21	395,000	421,935
AT&T 1.928% 6/30/20 •	2,130,000	2,157,307
CenturyLink 5.80% 3/15/22	225,000	232,243

7

Schedule of investments
Delaware Floating Rate Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Communications (continued)
Cisco Systems 1.431% 3/1/19 •	1,875,000	$1,888,262
Columbus Cable Barbados 144A 7.375% 3/30/21 #	390,000	415,350
Crown Castle Towers 144A 4.883% 8/15/20 #	685,000	730,390
Deutsche Telekom International Finance
144A 1.95% 9/19/21 #	645,000	622,759
144A 2.485% 9/19/23 #	935,000	894,363
DISH Network 144A 3.375% 8/15/26 #	9,000	10,558
GTP Acquisition Partners 144A 2.35% 6/15/20 #	185,000	182,031
Historic TW 6.875% 6/15/18	400,000	427,665
Millicom International Cellular 144A 6.00% 3/15/25 #	290,000	296,368
NBCUniversal Enterprise 144A 1.707% 4/15/18 #•	2,910,000	2,930,114
SBA Tower Trust
144A 2.24% 4/16/18 #	220,000	220,436
144A 2.898% 10/15/19 #	475,000	478,278
Sky 144A 3.75% 9/16/24 #	430,000	430,072
Verizon Communications 1.75% 8/15/21	2,485,000	2,374,584

		14,712,715

Consumer Cyclical – 2.33%
Cablevision 6.50% 6/15/21	150,000	154,875
CDK Global 5.00% 10/15/24	260,000	260,325
Daimler Finance North America 144A 2.20% 10/30/21 #	310,000	301,953
General Motors Financial 4.375% 9/25/21	1,650,000	1,721,519
INVISTA Finance 144A 4.25% 10/15/19 #	550,000	555,576
Marriott International 3.75% 3/15/25	315,000	317,208
PACCAR Financial 1.546% 12/6/18 •	2,000,000	2,018,386
Walgreens Boots Alliance 2.60% 6/1/21	1,495,000	1,493,726

		6,823,568

Consumer Non-Cyclical – 3.86%
Abbott Laboratories 2.90% 11/30/21	1,490,000	1,488,318
Anheuser-Busch InBev Finance 2.65% 2/1/21	2,000,000	2,013,610
Arcor SAIC 144A 6.00% 7/6/23 #	50,000	52,375
Becle 144A 3.75% 5/13/25 #	300,000	287,953
BRF 144A 4.35% 9/29/26 #	200,000	189,250
Brookdale Senior Living 2.75% 6/15/18	59,000	58,336
Medicines 144A 2.75% 7/15/23 #	25,000	25,234
Mylan 144A 3.95% 6/15/26 #	510,000	483,655
NuVasive 144A 2.25% 3/15/21 #	14,000	18,498
PepsiCo 1.372% 10/13/17 •	2,010,000	2,015,791
Pernod Ricard 144A 4.45% 1/15/22 #	720,000	767,183
Pfizer 1.263% 6/15/18 •	1,260,000	1,265,321
Raizen Fuels Finance 144A 5.30% 1/20/27 #	200,000	200,100
Shire Acquisitions Investments Ireland 2.40% 9/23/21	865,000	841,341

8

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Consumer Non-Cyclical (continued)
Siemens Financieringsmaatschappij 144A 1.21% 5/25/18 #•	1,600,000	$1,601,054

		11,308,019

Electric – 2.49%
AES Gener 144A 5.00% 7/14/25 #	275,000	275,505
Ameren Illinois 9.75% 11/15/18	165,000	187,765
Emera 6.75% 6/15/76 •	200,000	219,000
Enel 144A 8.75% 9/24/73 #•	260,000	297,050
Enel Americas 4.00% 10/25/26	190,000	185,440
Entergy 4.00% 7/15/22	500,000	523,820
Fortis 144A 2.10% 10/4/21 #	2,095,000	2,029,598
National Rural Utilities Cooperative Finance 4.75% 4/30/43 •	1,110,000	1,121,845
NV Energy 6.25% 11/15/20	390,000	441,524
Pennsylvania Electric 5.20% 4/1/20	625,000	668,691
Southern 2.35% 7/1/21	1,170,000	1,152,961
Trinidad Generation 144A 5.25% 11/4/27 #	200,000	198,550

		7,301,749

Energy – 4.75%
Chevron 1.472% 3/3/22 •	2,200,000	2,200,563
Cia Brasileira de Aluminio 144A 6.75% 4/5/21 #	105,000	112,088
CNOOC Finance 2015 Australia 2.625% 5/5/20	200,000	199,540
ConocoPhillips 1.806% 5/15/22 •	2,050,000	2,031,812
Ecopetrol 5.875% 9/18/23	185,000	198,590
Empresa Nacional del Petroleo 144A 4.75% 12/6/21 #	200,000	209,048
Kinder Morgan Energy Partners 5.80% 3/1/21	280,000	309,542
Kunlun Energy 144A 2.875% 5/13/20 #	200,000	200,510
Pampa Energia 144A 7.50% 1/24/27 #	150,000	148,463
Pertamina Persero 144A 5.25% 5/23/21 #	200,000	211,999
Petrobras Global Finance
5.375% 1/27/21	5,000	5,050
6.25% 3/17/24	20,000	20,242
7.375% 1/17/27	5,000	5,216
8.375% 5/23/21	230,000	256,404
Petroleos Mexicanos 144A 4.607% 3/11/22 #•	435,000	452,400
Petronas Global Sukuk 144A 2.707% 3/18/20 #	320,000	323,421
Regency Energy Partners 5.00% 10/1/22	610,000	657,023
Shell International Finance 1.352% 5/11/20 •	2,105,000	2,108,528
Statoil 1.343% 11/8/18 •	2,640,000	2,655,552
Tengizchevroil Finance Co. International 144A 4.00% 8/15/26 #	200,000	188,238
Total Capital International 1.343% 6/19/19 •	645,000	643,865

9

Schedule of investments
Delaware Floating Rate Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Energy (continued)
Woodside Finance 144A 8.75% 3/1/19 #	540,000	$608,568
YPF 144A 8.50% 3/23/21 #	160,000	173,800

		13,920,462

Finance Companies – 2.58%
AerCap Ireland Capital 3.95% 2/1/22	1,525,000	1,556,598
Aviation Capital Group 144A 2.875% 1/20/22 #	810,000	803,871
Blackhawk Network Holdings 144A 1.50% 1/15/22 #	37,000	37,324
Equate Petrochemical 144A 3.00% 3/3/22 #	200,000	194,386
General Electric
1.414% 5/5/26 •	1,690,000	1,643,643
1.629% 1/9/20 •	1,435,000	1,450,472
1.963% 3/15/23 •	1,050,000	1,061,933
144A 3.80% 6/18/19 #	250,000	260,943
6.00% 8/7/19	215,000	237,285
SMBC Aviation Capital Finance 144A 2.65% 7/15/21 #	215,000	208,580
SUAM Finance 144A 4.875% 4/17/24 #	100,000	104,000

		7,559,035

Insurance – 0.31%
MetLife 5.25% 12/29/49 •	375,000	384,375
Prudential Financial 5.375% 5/15/45 •	295,000	304,588
XLIT 6.50% 12/29/49 •	250,000	211,250

		900,213

Natural Gas – 1.09%
Enbridge 1.384% 6/2/17 •	1,800,000	1,800,594
Enterprise Products Operating 7.034% 1/15/68 •	80,000	83,586
Spire 1.656% 8/15/17 •	1,320,000	1,320,727

		3,204,907

Real Estate – 1.86%
American Tower 2.25% 1/15/22	1,065,000	1,020,759
Corporate Office Properties
3.60% 5/15/23	225,000	219,094
5.25% 2/15/24	575,000	605,918
Crown Castle International 5.25% 1/15/23	1,075,000	1,171,804
Education Realty Operating Partnership 4.60% 12/1/24	465,000	467,901
Hospitality Properties Trust 4.50% 3/15/25	460,000	450,250
Host Hotels & Resorts 3.75% 10/15/23	1,100,000	1,095,897
WP Carey 4.60% 4/1/24	400,000	409,588

		5,441,211

Technology – 1.33%
Alibaba Group Holding 3.125% 11/28/21	200,000	201,267
Analog Devices 2.50% 12/5/21	1,190,000	1,179,025
Broadcom 144A 3.00% 1/15/22 #	860,000	857,113

10

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Technology (continued)
Knowles 144A 3.25% 11/1/21 #	26,000	$31,687
Microsoft
2.40% 2/6/22	85,000	85,024
2.875% 2/6/24	100,000	99,849
National Semiconductor 6.60% 6/15/17	310,000	316,313
NXP 144A 4.125% 6/1/21 #	400,000	413,960
ON Semiconductor 1.00% 12/1/20	23,000	24,308
PROS Holdings 2.00% 12/1/19	41,000	40,846
Samsung Electronics America 144A 1.75% 4/10/17 #	500,000	500,348
Tech Data 3.70% 2/15/22	90,000	89,834
Verint Systems 1.50% 6/1/21	48,000	45,630

		3,885,204

Telecommunications – 0.06%
Digicel Group 144A 7.125% 4/1/22 #	200,000	161,018

		161,018

Transportation – 0.69%
Air Canada 2015-1 Class A Pass Through Trust 144A
3.60% 3/15/27 # ◆	225,657	223,683
American Airlines 2014-1 Class A Pass Through Trust
3.70% 10/1/26 ◆	225,775	226,340
Aviation Capital Group 144A 2.875% 9/17/18 #	90,000	91,237
Penske Truck Leasing 144A 3.375% 2/1/22 #	1,170,000	1,183,317
United Airlines 2014-1 Class A Pass Through Trust
4.00% 4/11/26 ◆	183,043	188,077
United Airlines 2014-2 Class A Pass Through Trust
3.75% 9/3/26 ◆	103,656	105,210

		2,017,864

Total Corporate Bonds (cost $127,381,681)		127,824,100

Municipal Bonds – 2.06%

Missouri Higher Education Loan Authority
Series 2010-2 A-1 0.00% 8/27/29 •	25,286	25,023
New Mexico Educational Assistance Foundation (Libor Floating)
Series 2010-1 A-3 2.131% 12/1/38 •	120,000	122,905
North Texas Higher Education Authority Student Loan Revenue (Libor Floating)
Series 2010-1 A-2 1.898% 7/1/30 •	45,000	45,121
Series 2011-1 A 2.098% 4/1/40 •	178,384	180,252
Oklahoma Student Loan Authority (Libor-Indexed)
Series 2010-A A-2A 1.835% 9/1/37 •	80,000	81,396
Series 2011-1 A-1 2.081% 6/1/40 •	423,093	420,326

11

Schedule of investments
Delaware Floating Rate Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Pennsylvania Turnpike Commission
Series B-1 1.63% 12/1/21 •	1,160,000	$1,156,265
State of California
Series D 1.246% 12/1/28 •	2,000,000	2,003,220
University of California
Series Y-1 1.28% 7/1/41 •	2,000,000	1,999,240

Total Municipal Bonds (cost $6,031,738)		6,033,748

Non-Agency Asset-Backed Securities – 3.28%

American Express Credit Account Master Trust
Series 2013-1 A 1.188% 2/16/21 •	500,000	501,444
Chesapeake Funding
Series 2014-1A A 144A 1.186% 3/7/26 #•	85,845	85,579
Citibank Credit Card Issuance Trust
Series 2013-A7 A7 1.193% 9/10/20 •	800,000	802,694
Discover Card Execution Note Trust
Series 2013-A1 A1 1.068% 8/17/20 •	675,000	675,740
Series 2014-A1 A1 1.198% 7/15/21 •	1,300,000	1,304,538
Series 2015-A1 A1 1.117% 8/17/20 •	250,000	250,367
Ford Credit Auto Owner Trust
Series 2016-C A2B 0.908% 9/15/19 •	2,400,000	2,400,057
Ford Credit Floorplan Master Owner Trust A
Series 2014-1 A2 1.168% 2/15/19 •	2,000,000	2,000,130
Golden Credit Card Trust
Series 2015-1A A 144A 1.208% 2/15/20 #•	300,000	300,417
Hertz Fleet Lease Funding
Series 2014-1 A 144A 1.163% 4/10/28 #•	66,422	66,394
Nissan Auto Lease Trust
Series 2016-B A2B 1.048% 12/17/18 •	350,000	350,265
Nissan Auto Receivables Owner Trust
Series 2016-B A2B 1.068% 4/15/19 •	379,065	379,276
PFS Financing
Series 2015-AA A 144A 1.388% 4/15/20 #•	500,000	499,123

Total Non-Agency Asset-Backed Securities (cost $9,613,731)		9,616,024

Loan Agreements – 44.22%«

Accudyne Industries Borrower 1st Lien 4.00% 12/13/19	1,459,227	1,385,719
Air Medical Group Holdings Tranche B 1st Lien
4.25% 4/28/22	1,248,394	1,246,444
Albertsons Tranche B 1st Lien 3.778% 8/25/21	1,092,711	1,099,814
Allied Universal Holdco 1st Lien 5.50% 7/28/22	1,177,777	1,187,788

12

	Principal amount°	Value (U.S. $)

Loan Agreements« (continued)

Allied Universal Holdco Tranche DD 1st Lien
4.50% 7/28/22	233,974	$235,963
Amaya Holdings 1st Lien 5.00% 8/1/21	2,078,281	2,092,569
American Airlines Tranche B 1st Lien 3.267% 12/14/23	433,659	436,694
Applied Systems 1st Lien 4.00% 1/23/21	249,331	251,512
Applied Systems 2nd Lien 7.50% 1/23/22	2,708,900	2,732,039
ATI Holdings Acquisition Tranche 1st Lien 5.50% 5/10/23	616,900	622,941
Atotech Tranche B1 1st Lien 4.00% 1/25/24	240,000	241,650
Avolon TLB Borrower 1 US Tranche B2 1st Lien
3.50% 1/20/22	590,000	598,235
BJ’s Wholesale Club 2nd Lien
8.50% 3/31/20	1,510,570	1,518,123
8.50% 1/27/25	1,232,000	1,253,560
BJ’s Wholesale Club Tranche B 1st Lien 4.75% 1/27/24	765,000	767,550
Blue Ribbon Tranche 1st Lien 5.00% 11/13/21	1,227,940	1,216,812
Boyd Gaming Tranche B2 1st Lien 3.776% 9/15/23	354,113	357,906
Builders FirstSource Tranche B 1st Lien 4.75% 7/31/22	2,431,570	2,443,222
BWAY Holding Tranche B 1st Lien 4.75% 8/14/23	1,421,438	1,434,911
Caesars Growth Properties Holdings Tranche B 1st Lien
6.25% 5/8/21	1,147,059	1,157,813
Calpine Construction Finance 3.02% 5/3/20	244,367	244,927
Calpine Tranche B 1st Lien 3.75% 1/15/23	747,450	752,356
CH Hold 1st Lien 4.00% 2/1/24	535,000	540,350
CH Hold 2nd Lien 8.25% 2/1/25	1,620,000	1,644,300
Change Healthcare Holdings 1st Lien 3.75% 11/2/18	2,000,787	2,005,581
Charter Communications Operating 1st Lien
3.264% 1/15/24	519,078	521,580
Charter Communications Operating Tranche F
3.00% 1/3/21	930,623	933,402
3.00% 7/1/20	501,198	502,974
Charter Communications Operating Tranche H 1st Lien
2.776% 1/15/22	172,695	173,158
Chesapeake Energy Tranche B 1st Lien 8.50% 8/23/21	590,000	646,603
CityCenter Holdings Tranche B 1st Lien 4.25% 10/16/20	593,844	601,329
Colouroz (Flint Group) 1st Lien 4.50% 9/7/21	524,270	525,580
Colouroz (Flint Group) Tranche C 1st Lien 4.50% 9/7/21	86,668	87,426
Communications Sale & Leasing Tranche B 1st Lien
4.50% 10/24/22	715,938	724,525
Community Health Systems Tranche F 1st Lien
4.185% 12/31/18	538,224	531,982
Community Health Systems Tranche H 1st Lien
4.00% 1/27/21	109,649	103,961
CSC Holdings Tranche B 1st Lien 3.767% 10/11/24	410,156	415,347
DaVita Tranche B 1st Lien 3.50% 6/24/21	1,399,125	1,419,456

13

Schedule of investments
Delaware Floating Rate Fund

	Principal amount°	Value (U.S. $)

Loan Agreements« (continued)

Dell International Tranche B 1st Lien 4.00% 9/7/23	1,022,438	$1,032,396
Dynegy Finance IV 1st Lien 5.00% 6/27/23	660,000	665,952
Dynegy Finance IV Tranche C 1st Lien 4.25% 2/7/24	125,000	126,127
ESH Hospitality Tranche B 1st Lien 3.78% 8/30/23	294,263	296,627
ExamWorks Group Tranche 1st Lien 6.50% 7/27/23	1,082,288	1,087,293
First Data 1st Lien
3.584% 3/24/21	1,200,087	1,208,057
3.775% 7/10/22	849,921	856,523
First Eagle Holdings Tranche B 1st Lien 4.998% 12/1/22	1,982,045	1,999,388
Flint Group 2nd Lien 8.25% 9/7/22	250,000	248,750
Flying Fortress Tranche B 1st Lien 3.248% 10/30/22	275,000	277,200
FMG Resources August 2006 1st Lien 3.75% 6/30/19	1,527,291	1,538,109
Forterra Finance 1st Lien 4.50% 10/25/23	1,950,113	1,973,880
Frank Russell Tranche B 1st Lien 6.75% 6/1/23	2,212,508	2,252,610
Gardner Denver 1st Lien 4.568% 7/30/20	1,868,299	1,850,200
Gates Global 1st Lien 4.25% 7/6/21	1,181,665	1,180,558
Genesys Telecommunications Laboratories Tranche B 1st
Lien 6.25% 12/1/23	935,000	946,542
Genoa a QoL Healthcare 1st Lien 4.75% 10/28/23	997,500	1,004,108
Green Energy Partners/Stonewall Tranche B 1st Lien
6.50% 11/13/21	568,000	565,160
HCA Tranche B6 1st Lien 4.028% 3/17/23	200,485	202,631
HCA Tranche B7 1st Lien 3.528% 2/9/24	280,298	282,675
Hilton Worldwide Finance Tranche B1 1st Lien
3.50% 10/26/20	130,722	131,948
Hilton Worldwide Finance Tranche B2 1st Lien
3.271% 10/25/23	1,777,321	1,797,731
Houghton International 1st Lien 4.25% 12/20/19	1,108,824	1,118,526
HUB International Tranche B 1st Lien 4.00% 10/2/20	545,000	547,214
Hyperion Insurance Group Tranche B 1st Lien
5.50% 4/29/22	1,334,454	1,341,460
IASIS Healthcare Tranche B 1st Lien 4.50% 5/3/18	683,027	681,381
Immucor Tranche B2 1st Lien 5.00% 8/17/18	322	314
Ineos U.S. Finance Tranche B 1st Lien
3.75% 12/15/20	537,077	540,194
4.25% 3/31/22	800,730	807,070
InVentiv Group Holdings Tranche B 1st Lien
4.75% 11/9/23	850,000	857,362
JBS USA Lux Tranche B 1st Lien 3.25% 10/30/22	2,925,000	2,939,625
JC Penney Tranche B 1st Lien 5.25% 6/23/23	1,476,944	1,483,098
Keurig Green Mountain Tranche B 1st Lien 5.31% 3/3/23	509,109	517,443
KIK Custom Products 1st Lien 6.00% 8/26/22	1,779,745	1,799,768
Kinetic Concepts Tranche F1 1st Lien 5.00% 11/4/20	581,738	583,435
KRATON Polymers Tranche B 1st Lien 5.00% 1/6/22	1,335,000	1,352,773

14

	Principal amount°	Value (U.S. $)

Loan Agreements« (continued)

Kronos 2nd Lien 9.284% 11/1/24	680,000	$703,588
Kronos Tranche B 1st Lien 5.00% 11/1/23	490,000	495,652
Landry’s 4.00% 10/4/23	650,000	657,080
Las Vegas Sands Tranche B 1st Lien 3.02% 12/19/20	648,329	652,381
Level 3 Financing Tranche B 1st Lien 4.00% 1/15/20	2,365,000	2,384,216
Lightstone Generation Tranche B 1st Lien 6.50% 1/30/24	461,087	467,499
Lightstone Generation Tranche C 1st Lien 6.50% 12/14/23	43,913	44,524
LTS Buyer 1st Lien 4.248% 4/13/20	168,875	170,352
MGM Growth Properties Operating Partnership Tranche B
1st Lien 3.52% 4/25/23	749,338	755,426
Micron Technology Tranche B 1st Lien 4.53% 4/26/22	747,497	759,332
Mohegan Tribal Gaming Authority Tranche B 1st Lien
5.50% 10/13/23	1,236,349	1,248,327
Moran Foods Tranche B 1st Lien 7.00% 12/5/23	1,565,000	1,560,109
MPH Acquisition Holdings 5.00% 6/7/23	965,072	979,774
Nature’s Bounty Tranche B 1st Lien 5.00% 5/5/23	944,245	952,113
Novolex 1st Lien 4.25% 12/29/23	260,000	262,478
NXP Tranche B 1st Lien 3.27% 12/7/20	444,885	447,573
ON Semiconductor Tranche B 1st Lien 4.028% 3/31/23	1,057,350	1,069,612
Optiv Security 1st Lien 4.25% 2/1/24	60,000	60,450
Optiv Security 2nd Lien 8.25% 2/1/25	650,000	658,666
Panda Hummel Tranche B1 1st Lien 7.00% 10/27/22	295,000	289,100
Panda Liberty Tranche B 1st Lien 7.50% 8/21/20	523,282	514,125
Penn National Gaming Tranche B 1st Lien 3.25% 1/19/24	250,000	251,250
Petco Animal Supplies Tranche B 1st Lien 5.00% 1/26/23	538,150	539,009
PQ 1st Lien 5.289% 11/4/22	1,450,719	1,469,889
Prestige Brands Tranche B 1st Lien 3.523% 1/26/24	245,000	247,833
Prospect Medical Holdings Tranche B 1st Lien
7.00% 6/30/22	470,225	469,049
Protection 1 1st Lien 4.25% 5/2/22	673,313	681,886
RCN Grande 1st Lien 3.75% 2/1/23	740,000	746,872
Revlon Consumer Products Tranche B 1st Lien
4.278% 9/7/23	743,463	750,940
Reynolds Group Holdings 1st Lien 4.25% 2/5/23	1,508,681	1,515,439
Sable International Finance Tranche B 1st Lien
5.528% 1/3/23	1,925,000	1,948,060
SAM Finance Tranche B 1st Lien 4.25% 12/17/20	550,294	554,078
Scientific Games International 6.00% 10/18/20	2,007,429	2,029,510
Seminole Tribe of Florida Tranche B 3.248% 4/29/20	737,500	739,690
SFR Group Tranche B 1st Lien 5.29% 1/15/24	1,617,775	1,634,964
SFR Group Tranche B10 1st Lien 4.29% 1/31/25	892,763	900,813
Sinclair Television Group Tranche B2 1st Lien
3.03% 1/3/24	600,000	602,697
Solera Tranche B 1st Lien 5.75% 3/3/23	1,357,763	1,373,697

15

Schedule of investments
Delaware Floating Rate Fund

	Principal amount°	Value (U.S. $)

Loan Agreements« (continued)

Spectrum Brands Tranche B 1st Lien 3.313% 6/23/22	394,272	$399,310
Sprint Communications Tranche B 1st Lien 3.25% 2/29/24	4,500,000	4,500,000
StandardAero Aviation Holdings 1st Lien 5.25% 7/7/22	577,688	581,749
Summit Materials Tranche B1 3.75% 7/17/22	576,225	582,528
SUPERVALU 1st Lien 5.50% 3/21/19	158,660	159,872
Telenet Financing USD Tranche B 1st Lien
3.767% 1/31/25	1,705,000	1,723,724
Tennessee Merger Sub Tranche B 1st Lien 3.75% 2/6/24	1,000,000	1,000,000
TKC Holdings 1st Lien 4.75% 1/13/23	2,000,000	1,990,000
TransDigm Tranche E 1st Lien 3.998% 5/14/22	197,087	196,791
TransDigm Tranche F 1st Lien 3.778% 6/9/23	1,819,542	1,817,722
Travel Leaders Group Tranche B 1st Lien 5.25% 1/19/24	245,000	248,675
Tribune Media Tranche B 1st Lien 3.75% 12/27/20	576,225	579,553
Tronox Pigments Holland Tranche B 1st Lien 4.50% 3/19/20	635,000	637,092
Univar USA Tranche B 1st Lien
3.519% 7/1/22	1,840,000	1,839,233
4.25% 7/1/22	184,663	184,720
Univision Communications 1st Lien 4.00% 3/1/20	952,277	954,956
Univision Communications Tranche C4 1st Lien
4.00% 3/1/20	1,774,277	1,780,314
USI Tranche B 1st Lien 4.25% 12/27/19	1,371,087	1,376,801
USIC Holdings 1st Lien 4.75% 12/9/23	950,000	961,133
Virgin Media Bristol Tranche I 1st Lien 3.517% 1/31/25	820,000	826,150
Vistra Operations Tranche B2 1st Lien 4.017% 8/4/23	260,000	262,828
Western Digital Tranche B 1st Lien 4.526% 4/29/23	700,480	709,674
WideOpenWest Finance Tranche B 1st Lien
4.50% 8/19/23	1,187,029	1,197,268
Windstream Services 1st Lien 4.75% 12/2/23	450,000	455,738
Windstream Services Tranche B6 1st Lien 4.75% 3/30/21	817,166	827,584
Zayo Group Tranche B2 1st Lien 3.50% 1/19/24	170,000	171,806
Zayo Group Tranche B3 1st Lien 3.50% 1/19/24	80,000	80,850
Zekelman Industries Tranche 1st Lien 6.00% 6/14/21	507,450	513,635
Zekelman Industries Tranche B 1st Lien 4.75% 6/14/21	603,636	603,636

Total Loan Agreements (cost $127,624,409)		129,501,625

Sovereign Bonds – 0.66%Δ

Argentina – 0.08%
Argentine Republic Government International Bond 144A
5.625% 1/26/22 #	225,000	225,844

		225,844

16

	Principal amount°	Value (U.S. $)

Sovereign BondsΔ (continued)

Brazil – 0.07%
Brazilian Government International Bond
4.875% 1/22/21	195,000	$203,287

		203,287

Croatia – 0.07%
Croatia Government International Bond 144A
6.375% 3/24/21 #	200,000	219,250

		219,250

India – 0.07%
Export-Import Bank of India
3.125% 7/20/21	210,000	210,091

		210,091

Qatar – 0.11%
Qatar Government International Bond 144A
2.375% 6/2/21 #	315,000	311,535

		311,535

Saudi Arabia – 0.07%
Saudi Government International Bond 144A
2.375% 10/26/21 #	200,000	194,980

		194,980

South Africa – 0.05%
Republic of South Africa Government International Bond
5.875% 5/30/22	140,000	153,979

		153,979

Sri Lanka – 0.08%
Sri Lanka Government International Bond 144A
5.75% 1/18/22 #	225,000	225,994

		225,994

Turkey – 0.06%
Export Credit Bank of Turkey
144A 5.375% 10/24/23 #	200,000	190,630

		190,630

Total Sovereign Bonds (cost $1,947,865)		1,935,590

Supranational Bank – 0.92%

Inter-American Development Bank 1.243% 10/15/20 •	2,680,000	2,691,773

Total Supranational Bank (cost $2,670,927)		2,691,773

	Number of shares

Convertible Preferred Stock – 0.02%

DTE Energy 6.50% exercise price $116.31, expiration date 10/1/19	489	25,932
El Paso Energy Capital Trust I 4.75% exercise price $50.00, expiration date 3/31/28	365	18,159

17

Schedule of investments
Delaware Floating Rate Fund

	Number of shares	Value (U.S. $)

Convertible Preferred Stock (continued)

Teva Pharmaceutical Industries 7.00% exercise price $75.00, expiration date 12/15/18	17	$10,482

Total Convertible Preferred Stock (cost $55,784)		54,573

Preferred Stock – 1.72%

General Electric 5.00% •	864,000	896,832
Integrys Holdings 6.00% •	14,900	384,606
PNC Preferred Funding Trust II 144A 2.186% #•	2,500,000	2,415,625
USB Realty 144A 2.169% #•	1,600,000	1,352,000

Total Preferred Stock (cost $5,061,823)		5,049,063

	Principal amount°

Short-Term Investments – 3.67%

Discount Notes – 1.67%≠
Federal Home Loan Bank
0.00% 2/1/17	3,381,019	3,381,019
0.495% 2/24/17	80,619	80,599
0.505% 3/10/17	69,870	69,834
0.511% 2/15/17	10,969	10,968
0.514% 2/6/17	32,908	32,906
0.52% 2/10/17	452,331	452,287
0.52% 2/27/17	678,496	678,305
0.521% 3/24/17	109,167	109,090
0.53% 4/25/17	87,338	87,233

		4,902,241

Repurchase Agreements – 1.96%
Bank of America Merrill Lynch
0.47%, dated 1/31/17, to be repurchased on 2/1/17, repurchase price $2,458,359 (collateralized by U.S.government obligations 3.00% 11/15/44; market value $2,507,493)	2,458,327	2,458,327
Bank of Montreal
0.46%, dated 1/31/17, to be repurchased on 2/1/17, repurchase price $2,458,358 (collateralized by U.S.government obligations 0.00%–2.00%
8/31/20–5/15/40; market value $2,507,494)	2,458,327	2,458,327
BNP Paribas
0.51%, dated 1/31/17, to be repurchased on 2/1/17, repurchase price $819,454 (collateralized by U.S.government obligations 0.00%–3.125% 1/31/23–8/15/45; market value $835,831)	819,442	819,442

		5,736,096

18

	Principal amount°	Value (U.S. $)

Short-Term Investments (continued)

U.S. Treasury Obligation – 0.04%≠
U.S. Treasury Bill 0.465% 2/9/17	100,774	$100,764

		100,764

Total Short-Term Investments (cost $10,739,011)		10,739,101

Total Value of Securities – 105.11%
(cost $305,428,809)		$307,850,112

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Jan. 31, 2017, the aggregate value of Rule 144A securities was $44,809,616, which represents 15.30% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

◆	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

≠	The rate shown is the effective yield at the time of purchase.

«	Loan agreements generally pay interest at rates which are periodically reset by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Loan agreements may be subject to restrictions on resale. Stated rate in effect at Jan. 31, 2017.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

Δ	Securities have been classified by country of origin.

•	Variable rate security. Each rate shown is as of Jan. 31, 2017. Interest rates reset periodically.

f	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Jan. 31, 2017.

The following swap contracts were outstanding at Jan. 31, 2017:1

Swap Contracts

Interest Rate Swap Contracts2

Counterparty & Swap Referenced Obligation	Notional Value[3]	Fixed Interest Rate Received (Paid)	Variable Interest Rate Received (Paid)	Termination Date	Unrealized Appreciation (Depreciation)[4]
CME - BAML 10 yr	3,065,000	1.687%	1.035%	4/5/26	$170,356
CME - BAML 3 yr	14,250,000	0.978%	1.035%	4/6/19	169,991
CME - BAML 5 yr	12,165,000	1.883%	1.035%	12/5/21	51,014
CME - BAML 5 yr	14,830,000	1.199%	1.035%	4/6/21	412,911
CME - BAML 7 yr	7,855,000	1.416%	1.035%	4/6/23	321,614

19

Schedule of investments
Delaware Floating Rate Fund

Counterparty & Swap Referenced Obligation	Notional Value[3]	Fixed Interest Rate Received (Paid)	Variable Interest Rate Received (Paid)	Termination Date	Unrealized Appreciation (Depreciation)[4]
CME - BAML 5 yr	9,580,000	1.191%	1.035%	8/9/21	310,728

					$1,436,614

The use of swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 6 in “Notes to financial statements.”

[2]	An interest rate swap agreement is an exchange of interest rates between counterparties. Periodic payments/(receipts) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.

[3]	Notional value shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.

[4]	Unrealized appreciation (depreciation) does not include periodic interest payments on swap contracts accrued daily in the amount of $(180,159).

Summary of abbreviations:

ARM – Adjustable Rate Mortgage

BAML – Bank of America Merrill Lynch

CLO – Collateralized Loan Obligation

CME – Chicago Mercantile Exchange Inc.

REMIC – Real Estate Mortgage Investment Conduit

UBS – Union Bank of Switzerland

yr – Year

See accompanying notes, which are an integral part of the financial statements.

20

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Statement of assets and liabilities
Delaware Floating Rate Fund	January 31, 2017 (Unaudited)

Assets:
Investments, at value[1]	$297,111,011
Short-term investments, at value[2]	10,739,101
Cash collateral due from brokers	706,650
Receivable for securities sold	9,425,882
Receivable for fund shares sold	2,359,563
Dividends and interest receivable	1,128,871
Swap payments receivable	67,127
Unrealized appreciation on interest rate swap contracts	1,436,614

Total assets	322,974,819

Liabilities:
Cash overdraft	1,298,833
Payable for securities purchased	27,107,511
Payable for fund shares redeemed	941,857
Swap payments payable	245,900
Income distribution payable	187,032
Investment management fees payable	126,590
Other accrued expenses	107,960
Distribution fees payable	52,276
Audit and tax fees payable	23,585
Dividend disbursing and transfer agent fees and expenses payable to affiliates	5,086
Accounting and administration expenses payable to affiliates	1,186
Trustees’ fees and expenses payable	884
Legal fees payable to affiliates	505
Reports and statements to shareholders payable to affiliates	302

Total liabilities	30,099,507

Total Net Assets	$292,875,312

Net Assets Consist of:
Paid-in capital	$305,582,159
Distributions in excess of net investment income	(807,074)
Accumulated net realized loss on investments	(15,577,531)
Net unrealized appreciation of investments	2,421,303
Net unrealized appreciation of swap contracts	1,256,455

Total Net Assets	$292,875,312

22

Net Asset Value
Class A:
Net assets	$59,459,027
Shares of beneficial interest outstanding, unlimited authorization, no par	7,114,726
Net asset value per share	$8.36
Sales charge	2.75%
Offering price per share, equal to net asset value per share/(1 – sales charge)	$8.60

Class C:
Net assets	$45,710,404
Shares of beneficial interest outstanding, unlimited authorization, no par	5,471,048
Net asset value per share	$8.35

Class R:
Net assets	$485,822
Shares of beneficial interest outstanding, unlimited authorization, no par	58,157
Net asset value per share	$8.35

Institutional Class:
Net assets	$187,220,059
Shares of beneficial interest outstanding, unlimited authorization, no par	22,408,280
Net asset value per share	$8.35

[1] Investments, at cost	$294,689,798
[2] Short-term investments, at cost	10,739,011

See accompanying notes, which are an integral part of the financial statements.

23

Statement of operations
Delaware Floating Rate Fund	Six months ended January 31, 2017 (Unaudited)

Investment Income:
Interest	$4,329,371
Dividends	12,800
Foreign tax withheld	(45)

4,342,126

Expenses:
Management fees	737,105
Distribution expenses – Class A	72,422
Distribution expenses – Class C	244,352
Distribution expenses – Class R	1,250
Dividend disbursing and transfer agent fees and expenses	128,008
Accounting and administration expenses	46,181
Registration fees	30,204
Audit and tax fees	25,423
Legal fees	21,237
Reports and statements to shareholders	18,526
Custodian fees	14,021
Trustees’ fees and expenses	6,972
Other	22,566

1,368,267
Less expense paid indirectly	(124)

Total operating expenses	1,368,143

Net Investment Income	2,973,983

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	319,418
Swap contracts	(112,398)

Net realized gain	207,020

Net change in unrealized appreciation (depreciation) of:
Investments	456,807
Swap contracts	1,804,546

Net change in unrealized appreciation (depreciation)	2,261,353

Net Realized and Unrealized Gain	2,468,373

Net Increase in Net Assets Resulting from Operations	$5,442,356

See accompanying notes, which are an integral part of the financial statements.

24

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Statements of changes in net assets
Delaware Floating Rate Fund

	Six months ended 1/31/17 (Unaudited)	Year ended 7/31/16
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,973,983	$7,305,425
Net realized gain (loss)	207,020	(13,226,320)
Net change in unrealized appreciation (depreciation)	2,261,353	4,797,273

Net increase (decrease) in net assets resulting from operations	5,442,356	(1,123,622)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(593,213)	(1,115,437)
Class C	(317,698)	(490,673)
Class R	(4,495)	(6,519)
Institutional Class	(2,150,683)	(3,812,302)

Return of capital:
Class A	—	(203,324)
Class C	—	(180,280)
Class R	—	(1,731)
Institutional Class	—	(651,222)

	(3,066,089)	(6,461,488)

Capital Share Transactions:
Proceeds from shares sold:
Class A	14,687,792	10,978,370
Class C	3,443,740	3,925,377
Class R	2,039	34,265
Institutional Class	51,722,866	133,445,745

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	536,286	1,222,620
Class C	281,361	624,878
Class R	4,408	8,250
Institutional Class	1,793,510	3,297,673

	72,472,002	153,537,178

26

	Six months ended 1/31/17 (Unaudited)	Year ended 7/31/16
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(14,217,824)	$(40,123,305)
Class C	(9,809,296)	(24,433,394)
Class R	(18,128)	(109,897)
Institutional Class	(53,480,725)	(175,754,126)

	(77,525,973)	(240,420,722)

Decrease in net assets derived from capital share transactions	(5,053,971)	(86,883,544)

Net Decrease in Net Assets	(2,677,704)	(94,468,654)

Net Assets:
Beginning of period	295,553,016	390,021,670

End of period	$292,875,312	$295,553,016

Distributions in excess of net investment income	$(807,074)	$(714,968)

See accompanying notes, which are an integral part of the financial statements.

27

Financial highlights

Delaware Floating Rate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations.

Less dividends and distributions from:
Net investment income
Return of capital

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

28

Six months ended
1/31/17[1] (Unaudited)	Year ended

	7/31/16	7/31/15	7/31/14	7/31/13	7/31/12

$8.290	$8.420	$8.630	$8.600	$8.570	$8.590

0.083	0.172	0.177	0.163	0.163	0.193
0.072	(0.150)	(0.208)	0.042	0.060	(0.005)

0.155	0.022	(0.031)	0.205	0.223	0.188

(0.085)	(0.123)	(0.168)	(0.145)	(0.175)	(0.208)
—	(0.029)	(0.011)	(0.030)	(0.018)	—

(0.085)	(0.152)	(0.179)	(0.175)	(0.193)	(0.208)

$8.360	$8.290	$8.420	$8.630	$8.600	$8.570

1.88%	0.29%	(0.35% )	2.40%	2.61%	2.24%

$59,459	$57,985	$87,398	$158,691	$194,795	$49,009
0.96%	0.96%	0.96%	0.95%	1.01%	1.05%
0.96%	0.96%	0.96%	0.96%	1.06%	1.12%
1.98%	2.09%	2.08%	1.89%	1.88%	2.28%
1.98%	2.09%	2.08%	1.88%	1.83%	2.21%
46%	90%	86%	96%	112%	97%

29

Financial highlights

Delaware Floating Rate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations.

Less dividends and distributions from:
Net investment income
Return of capital

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

30

Six months ended
1/31/17[1] (Unaudited)	Year ended

	7/31/16	7/31/15	7/31/14	7/31/13	7/31/12

$8.290	$8.420	$8.630	$8.600	$8.570	$8.590

0.052	0.110	0.113	0.098	0.098	0.130
0.062	(0.150)	(0.208)	0.042	0.060	(0.006)

0.114	(0.040)	(0.095)	0.140	0.158	0.124

(0.054)	(0.061)	(0.104)	(0.080)	(0.110)	(0.144)
—	(0.029)	(0.011)	(0.030)	(0.018)	—

(0.054)	(0.090)	(0.115)	(0.110)	(0.128)	(0.144)

$8.350	$8.290	$8.420	$8.630	$8.600	$8.570

1.38%	(0.46% )	(1.10% )	1.64%	1.85%	1.47%

$45,710	$51,400	$72,505	$100,779	$83,619	$25,495
1.71%	1.71%	1.71%	1.70%	1.76%	1.80%
1.71%	1.71%	1.71%	1.70%	1.76%	1.82%
1.23%	1.34%	1.33%	1.14%	1.13%	1.53%
1.23%	1.34%	1.33%	1.14%	1.13%	1.51%
46%	90%	86%	96%	112%	97%

31

Financial highlights

Delaware Floating Rate Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations.

Less dividends and distributions from:
Net investment income
Return of capital

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

32

Six months ended
1/31/17[1] (Unaudited)	Year ended

	7/31/16	7/31/15	7/31/14	7/31/13	7/31/12

$8.290	$8.420	$8.630	$8.600	$8.570	$8.590

0.073	0.152	0.156	0.142	0.141	0.173
0.062	(0.151)	(0.208)	0.041	0.060	(0.011)

0.135	0.001	(0.052)	0.183	0.201	0.162

(0.075)	(0.102)	(0.147)	(0.123)	(0.153)	(0.182)
—	(0.029)	(0.011)	(0.030)	(0.018)	—

(0.075)	(0.131)	(0.158)	(0.153)	(0.171)	(0.182)

$8.350	$8.290	$8.420	$8.630	$8.600	$8.570

1.63%	0.03%	(0.61% )	2.15%	2.36%	1.93%

$486	$494	$570	$845	$44	$5
1.21%	1.21%	1.21%	1.20%	1.26%	1.30%
1.21%	1.21%	1.21%	1.20%	1.36%	1.42%
1.73%	1.84%	1.83%	1.64%	1.63%	2.03%
1.73%	1.84%	1.83%	1.64%	1.53%	1.91%
46%	90%	86%	96%	112%	97%

33

Financial highlights

Delaware Floating Rate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations.

Less dividends and distributions from:
Net investment income
Return of capital

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

34

Six months ended
1/31/17[1] (Unaudited)	Year ended

	7/31/16	7/31/15	7/31/14	7/31/13	7/31/12

$8.290	$8.420	$8.630	$8.600	$8.570	$8.590

0.094	0.193	0.198	0.184	0.184	0.214
0.062	(0.151)	(0.208)	0.042	0.061	(0.005)

0.156	0.042	(0.010)	0.226	0.245	0.209

(0.096)	(0.143)	(0.189)	(0.166)	(0.197)	(0.229)
—	(0.029)	(0.011)	(0.030)	(0.018)	—

(0.096)	(0.172)	(0.200)	(0.196)	(0.215)	(0.229)

$8.350	$8.290	$8.420	$8.630	$8.600	$8.570

1.89%	0.54%	(0.11% )	2.66%	2.87%	2.49%

$187,220	$185,674	$229,549	$268,629	$139,097	$31,663
0.71%	0.71%	0.71%	0.70%	0.76%	0.80%
0.71%	0.71%	0.71%	0.70%	0.76%	0.82%
2.23%	2.34%	2.33%	2.14%	2.13%	2.53%
2.23%	2.34%	2.33%	2.14%	2.13%	2.51%
46%	90%	86%	96%	112%	97%

35

Notes to financial statements
Delaware Floating Rate Fund	January 31, 2017 (Unaudited)

Delaware Group® Income Funds (Trust) is organized as a Delaware statutory trust and offers four series: Delaware Corporate Bond Fund, Delaware Floating Rate Fund (formerly, Delaware Diversified Floating Rate Fund), Delaware Extended Duration Bond Fund, and Delaware High-Yield Opportunities Fund. These financial statements and the related notes pertain to Delaware Floating Rate Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940 (1940 Act), as amended, and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 2.75%. Class A share purchases of $1,000,000 or more will incur a limited contingent deferred sales charge (CDSC) of 0.75% if redeemed during the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek high current income and, secondarily, long-term total return.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Debt securities, credit default swap (CDS) contracts, and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed; attributes of the collateral; yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s

36

Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (July 31, 2013–July 31, 2016) and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Jan. 31, 2017 and matured on the next business day.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses) attributable to changes in foreign exchange rates is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The Fund is an investment company, whose financial statements are prepared in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for

37

Notes to financial statements
Delaware Floating Rate Fund

1. Significant Accounting Policies (continued)

investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended Jan. 31, 2017.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1.00, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended Jan. 31, 2017, the Fund earned $124 under this agreement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.50% on the first $500 million of average daily net assets of the Fund, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the

38

Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended Jan. 31, 2017, the Fund was charged $6,919 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% on average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Investments Family of Funds on a relative net asset value basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended Jan. 31, 2017, the Fund was charged $29,727 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. Institutional Class shares pay no distribution and service fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended Jan. 31, 2017, the Fund was charged $9,705 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended Jan. 31, 2017, DDLP earned $873 for commissions on sales of the Fund’s Class A shares. For the six months ended Jan. 31, 2017, DDLP received gross CDSC commissions of $1,085 on redemption of the Fund’s Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

Cross trades for the six months ended Jan. 31, 2017, were executed by the Fund pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the procedures adopted by the Board. Pursuant to these procedures, for the six months ended Jan. 31, 2017, the Fund engaged in securities purchases of $27,802 and securities sales of $5,360,838, which resulted in net realized gains of $133.

39

Notes to financial statements
Delaware Floating Rate Fund

3. Investments

For the six months ended Jan. 31, 2017, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$131,541,187
Purchases of U.S. government securities	9,682,011
Sales other than U.S. government securities	118,553,523
Sales of U.S. government securities	14,955,219

At Jan. 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Jan. 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$305,626,580

Aggregate unrealized appreciation of investments	$3,390,422
Aggregate unrealized depreciation of investments	(1,166,890)

Net unrealized appreciation of investments	$2,223,532

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period.

Losses incurred that will be carried forward under the Act are as follows:

Loss carryforward character
Short-term	Long-term
$6,176,235	$9,342,563

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

40

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Jan. 31, 2017:

Securities	Level 2	Level 3	Total
Agency, Asset- & Mortgage-Backed Securities	$12,739,969	$—	$12,739,969
Corporate Debt	139,104,670	—	139,104,670
Municipal Bonds	6,033,748	—	6,033,748
Loan Agreements[1]	128,467,416	1,034,209	129,501,625
Foreign Debt	4,627,363	—	4,627,363
Convertible Preferred Stock	54,573	—	54,573
Preferred Stock	5,049,063	—	5,049,063
Short-Term Investments	10,739,101	—	10,739,101

Total Value of Securities	$306,815,903	$1,034,209	$307,850,112

Swap Contracts	$1,436,614	—	1,436,614

1Security type is valued across multiple levels. Level 2 investments represent investments with observable inputs or matrix-priced investments and Level 3 investments represent investments with significant unobservable inputs. The amounts attributed to Level 2 investments and Level 3 investments represent the following percentages of the total market value of this security type:

	Level 1	Level 2	Level 3	Total
Loan Agreements	—	99.20%	0.80%	100.00%

During the six months ended Jan. 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has

41

Notes to financial statements
Delaware Floating Rate Fund

3. Investments (continued)

determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 1/31/17	Year ended 7/31/16
Shares sold:
Class A	1,762,781	1,326,626
Class C	413,395	473,458
Class R	245	4,132
Institutional Class	6,212,561	16,148,745

Shares issued upon reinvestment of dividends and distributions:
Class A	64,390	148,041
Class C	33,790	75,642
Class R	529	1,012
Institutional Class	215,381	399,646

	8,703,072	18,577,302

Shares redeemed:
Class A	(1,707,508)	(4,861,568)
Class C	(1,178,406)	(2,961,723)
Class R	(2,172)	(13,303)
Institutional Class	(6,423,909)	(21,419,000)

	(9,311,995)	(29,255,594)

Net decrease	(608,923)	(10,678,292)

42

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. For the six months ended Jan. 31, 2017 and the year ended July 31, 2016, the Fund had the following exchange transactions. These exchange transactions are included as subscriptions and redemptions in the table on the previous page and the “Statements of changes in net assets.”

			Exchange Subscriptions Institutional
	Exchange Redemptions

	Class A Shares	Class C Shares	Class Shares	Value
Six months ended 1/31/17	21,617	—	21,647	$179,925
Year ended 7/31/16	24,148	1,642	25,838	$213,398

5. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $155,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.10%, which was allocated across the Participants on the basis of relative net assets of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 7, 2016.

On Nov. 7, 2016, the Fund, along with the other Participants, entered into an amendment to the agreement for a $155,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement, with the exception of the annual commitment fee. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants on the basis of relative net assets of each Participant’s allocation of the entire facility. The line of credit available under the agreement expires on Nov. 6, 2017.

6. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Swap Contracts — The Fund may enter into interest rate swap contracts in the normal course of pursuing its investment objective. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC (S&P) or Baa3 by Moody’s Investors Service Inc. (Moody’s) or is determined to be of equivalent credit quality by DMC.

43

Notes to financial statements
Delaware Floating Rate Fund

6. Derivatives (continued)

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/(depreciation) on swap contracts. Upon periodic payment/(receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended Jan. 31, 2017, the Fund used interest rate swap contracts to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedule of investments.”

At Jan. 31, 2017, for bilateral swap contracts, the Fund posted $706,650 cash collateral for centrally cleared swap contracts, which is presented as “Cash collateral due from brokers” on the “Statement of assets and liabilities.”

44

Fair values of derivative instruments as of Jan. 31, 2017 were as follows:

Statement of Assets and Liabilities Location	Asset Derivatives Fair Value Interest Rate Contracts
Unrealized appreciation on interest rate swap contracts	$1,436,614

The effect of derivative instruments in the “Statement of operations” for the six months ended Jan. 31, 2017 was as follows:

Net realized gain (loss) on: Swap Contracts
Credit contracts	$(112,398)
Total	$(112,398)

Net Change in Unrealized Appreciation (Depreciation) of: Swap Contracts
Interest rate contracts	$106,537
Credit contracts	1,698,009
Total	$1,804,546

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended Jan. 31, 2017.

	Long Derivative Volume	Short Derivative Volume
Interest rate swap contracts (average notional value)*	USD53,263,504	USD	—

* Long represents receiving fixed interest payments and short represents paying fixed interest payments.

7. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expanded disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statement of assets and liabilities” and require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarified which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a

45

Notes to financial statements
Delaware Floating Rate Fund

7. Offsetting (continued)

counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At Jan. 31, 2017, the Fund had the following assets and liabilities subject to offsetting provisions:

Master Repurchase Agreements

		Fair Value of
		Non-Cash	Cash Collateral	Net Collateral
Counterparty	Repurchase Agreements	Collateral Received(a)	Received	Received	Net Exposure(b)
Bank of America Merrill Lynch	$2,458,327	$(2,458,327)	$—	$(2,458,327)	$—
Bank of Montreal	2,458,327	(2,458,327)	—	(2,458,327)	—
BNP Paribas	819,442	(819,442)	—	(819,442)	—
Total	$5,736,096	$(5,736,096)	$—	$(5,736,096)	$—

(a)The value of the related collateral received exceeded the value of the repurchase agreements as of Jan. 31, 2017.

(b)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities that are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan.

46

As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by U.S. Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended Jan. 31, 2017, the Fund had no securities out on loan.

9. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by S&P and Baa3 by Moody’s, or similarly rated by another nationally recognized

47

Notes to financial statements
Delaware Floating Rate Fund

9. Credit and Market Risk (continued)

statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater-than-anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce

48

the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A, promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

12. Fund Repositioning

Effective Jan. 31, 2017, the investment strategies for Delaware Diversified Floating Rate Fund changed and the Fund was repositioned as a bank loan fund. In connection with the repositioning, the Fund’s name changed to Delaware Floating Rate Fund.

13. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2017 that would require recognition or disclosure in the Fund’s financial statements.

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Other Fund information (Unaudited)
Delaware Floating Rate Fund

Board consideration of Delaware Floating Rate Fund investment advisory agreement

At a meeting held Aug. 16–18, 2016 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for Delaware Floating Rate Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies, and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Management Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent, and quality of services provided to the Fund; the costs of such services to the Fund; economies of scale; and the investment manager’s financial condition and profitability. In addition, in connection with the Annual Meeting, reports were provided to the Trustees in May 2016 and included reports provided by Broadridge Financial Solutions (“Broadridge”). The Broadridge reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Broadridge reports with independent legal counsel to the Independent Trustees. In addition to the information noted above, the Board also requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent, and quality of service. The Board considered the services provided by DMC to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex; and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of several industry distinctions during the past several years. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to Fund matters. The Board also noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Investments funds, and the privilege to combine holdings in other Delaware Investments funds

50

to obtain a reduced sales charge. The Board was satisfied with the nature, extent, and quality of the overall services provided by DMC.

Investment performance. The Board placed significant emphasis on the investment performance of the Fund in view of the importance of investment performance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Broadridge reports furnished for the Annual Meeting. The Broadridge reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Broadridge (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/ worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended Jan. 31, 2016. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe.

Lipper currently classifies the Fund as an ultra-short obligation fund. However, because the Fund is competing against funds in the loan participation category for assets, and the cost structure of the Fund is aligned to compete with the cost structures of these funds, Management believes that it would be more appropriate to include the Fund in the loan participation funds category. Accordingly, the Broadridge report prepared for the Fund compares the Fund’s performance to two separate Performance Universes — one consisting of the Fund and all retail and institutional ultra-short obligation funds, and the other consisting of the Fund and all retail and institutional loan participation funds. When compared to other ultra-short obligation funds, the Broadridge report comparison showed that the Fund’s total return for the 1- and 3-year periods was in the fourth quartile of its Performance Universe. The Broadridge report further showed that the Fund’s total return for the 5-year period was in the first quartile of its Performance Universe. When compared to other loan participation funds, the Broadridge report comparison showed that the Fund’s total return for the 1-year period was in the second quartile of its Performance Universe. The Broadridge report further showed that the Fund’s total return for the 3- and 5-year periods was in the fourth quartile of its Performance Universe. The Board noted that the Fund’s performance results were mixed. In evaluating the Fund’s performance, the Board considered recent changes to the Fund’s investment authority relating to the credit quality of investments in structured products. The Board also considered the performance attribution included in the Meeting materials, as well as the numerous investment and performance reports delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking action to improve Fund performance and meet the Board’s performance objective.

51

Other Fund information (Unaudited)
Delaware Floating Rate Fund

Board consideration of Delaware Floating Rate Fund investment advisory agreement (continued)

Comparative expenses. The Board considered expense comparison data for the Delaware Investments® Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and expense ratios of a group of similar funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Broadridge total expenses, for comparative consistency, were shown by Broadridge for Class A shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board’s objective is to limit the Fund’s total expense ratio to be competitive with that of the Expense Group.

When compared to other ultra-short obligation funds, the expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the highest expenses of its Expense Group. When compared to other loan participation funds, the expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board noted that, when compared to other ultra-short obligation funds, the Fund’s total expenses were not in line with the Board’s objective. In evaluating total expenses, the Board considered various initiatives implemented by Management, such as the negotiation of lower fees for fund accounting services, which had created an opportunity for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Management profitability. The Board considered the level of profits realized by DMC in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of DMC, to a certain extent, reflects recent operational cost savings and efficiencies initiated by DMC. The Board considered DMC’s efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC.

Economies of scale. The Trustees considered whether economies of scale are realized by DMC as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure,

52

approved by the Board and shareholders, which includes breakpoints, and which applies to most funds in the Delaware Investments® Family of Funds complex. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standardized fee pricing structure. Although, as of May 31, 2016, the Fund has not reached a size at which it can take advantage of any breakpoints in the applicable fee schedule, the Board recognized that the fee was structured so that if the Fund grows, economies of scale may be shared.

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About the organization

Board of trustees

Shawn K. Lytle

President and

Chief Executive Officer

Delaware Investments ®

Family of Funds

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Investments

Family of Funds

Private Investor

Rosemont, PA

	Ann D. Borowiec Former Chief Executive Officer Private Wealth Management J.P. Morgan Chase & Co. New York, NY Joseph W. Chow Former Executive Vice President State Street Corporation Boston, MA	John A. Fry President Drexel University Philadelphia, PA Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY

Frances A.

Sevilla-Sacasa

Former Chief Executive

Officer

Banco Itaú

International

Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President and

Treasurer

3M Company

St. Paul, MN

Affiliated officers

David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Floating Rate Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com/literature.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Fund’s most recent Form N-Q are available without charge on the Fund’s website at delawareinvestments.com/literature. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC- 0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com/proxy; and (ii) on the SEC’s website at sec.gov.

54

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

PwC has informed the Trust that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits accounting firms, such as PwC, from being considered independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm. PwC has informed the Trust that PwC has relationships with lenders who hold or own more than ten percent of the shares of certain funds within the Delaware FundsSM by Macquarie. These relationships call into question PwC’s independence under the Loan Rule with respect to those funds, as well as all other funds in the complex. The SEC has granted no-action relief to another fund complex in circumstances that appear to be substantially similar to the Trust’s (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016)). In addition, PwC has advised the Trust’s Audit Committee that PwC believes that under the facts and circumstances surrounding PwC’s lending relationships, its ability to exercise objective and impartial judgment in connection with its audit engagement with the Trust has not been impaired and that a reasonable investor with knowledge of all relevant facts and circumstances would reach the same conclusion. If in the future, however, the independence of PwC is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Trust will need to take other action in order for the Trust’s filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Finally, the SEC has indicated that its no-action relief will expire 18 months from its issuance, after which PwC and the Delaware FundsSM by Macquarie will no longer be able rely on the letter unless its term is extended or made permanent by the SEC Staff.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

          Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

          Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® INCOME FUNDS

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	April 5, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	April 5, 2017

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	April 5, 2017